UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
Laudus Trust
(Exact name of registrant as specified in charter)
211 Maint Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2013

Semiannual Report September 30, 2013

COMMAND PERFORMANCETM

Laudus Mondrian Fundstm

Laudus Mondrian International Equity Fund

Laudus Mondrian Emerging Markets Fund

Laudus Mondrian International Fixed Income Fund

Laudus Mondrian Global Fixed Income Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
Mondrian Investment Partners Limited

This page is intentionally left blank.

Laudus Mondrian Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Six Months Ended September 30, 2013

Laudus Mondrian International Equity Fund[1]

Investor Shares (Ticker Symbol: LIEQX)	10.09%
Select Shares (Ticker Symbol: LIEFX)	10.34%
Institutional Shares (Ticker Symbol: LIEIX)	10.46%

MSCI EAFE Index® (Net)	10.47%
MSCI EAFE® Value Index (Net)	11.80%

Performance Details	pages 6-7

Laudus Mondrian Emerging Markets Fund[1]

Investor Shares (Ticker Symbol: LEMIX)	-11.69%
Select Shares (Ticker Symbol: LEMSX)	-11.57%
Institutional Shares (Ticker Symbol: LEMNX)	-11.57%

MSCI Emerging Markets Index (Net)	-2.78%

Performance Details	pages 8-9

Laudus Mondrian International Fixed Income Fund (Ticker Symbol: LIFNX)	-1.45%

Citigroup non-U.S. Dollar World Government Bond Index	0.47%

Performance Details	pages 10-11

Laudus Mondrian Global Fixed Income Fund (Ticker Symbol: LMGDX)	-2.60%

Citigroup World Government Bond Index	-0.17%
Custom Composite Index[2]	-1.61%

Performance Details	pages 12-13

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

There are risks associated with investing in securities of foreign issuers, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Bond funds are subject to increased risk of loss of principal during periods of volatile interest rates. When interest rates rise, bond prices fall which may impact the value of a bond fund’s shares.

Please see prospectus for further detail and investor eligibility requirements.

[1]	The fund’s performance relative to the indices may be affected by fair-value pricing, see financial note 2 for more information.
[2]	The Custom Composite Index is composed of the Citigroup World Government Bond Index from the Fund’s inception until the close of business on 3/31/13, and a blend of 80% Citigroup World Government Bond Index/20% Citigroup Custom Emerging Markets Government Bond Index from 4/1/2013 forward.

4 Laudus Mondrian Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

The backdrop for these results included the Federal Reserve revealing in May that it was considering “tapering” some of its stimulative economic policies, although to date, the timing of the tapering is still uncertain.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Laudus Mondrian Funds. We formed the Laudus Fund family to provide shareholders with access to third-party managers with strong investment processes. Mondrian Investment Partners Limited, subadviser for the funds, is a London-based portfolio management company with experience in international investing since 1990 that employs a value-oriented, defensive philosophy.

Turning to the six months ended September 30, 2013, the funds generated returns that reflected this philosophy, with two of the funds, Laudus Mondrian Emerging Markets Fund and Laudus Mondrian International Fixed Income Fund, significantly underperforming their benchmark indices. The backdrop for these results included the Federal Reserve revealing in May that it was considering “tapering” some of its stimulative economic policies, although to date, the timing of the tapering is still uncertain. The yields on long-term U.S. Treasuries rose in response to the May announcement, as did the yields of many sovereign government bonds around the globe. When bond yields rise, bond returns generally fall, which was reflected in the -0.2% return of the Citigroup World Government Bond Index for the report period.

Among stocks, developed international markets sharply outperformed emerging markets. Low interest rates, greater stability in the euro zone, and signs of potential economic improvement in some countries beyond the U.S. helped stocks in developed markets perform well. By comparison, some emerging economies faced inflation and lackluster economic growth, as well as concerns about potentially higher U.S. interest rates. Reflecting this setting, the MSCI EAFE Index returned 10.5% and the MSCI Emerging Markets Index returned -2.8%.*

For more information about the performance, holdings, and portfolio characteristics of the Laudus Mondrian Funds, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these funds by visiting www.laudus.com. We are also happy to hear from you at 1-800-447-3332.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index figures assume dividends and distributions were reinvested.

*	The total returns cited are for the MSCI EAFE Index (Net) and MSCI Emerging Markets Index (Net) which are calculated net of foreign withholding taxes. For full definitions of the referenced indices, please see the Glossary.

Laudus Mondrian Funds 5

Laudus Mondrian International Equity Fund

Performance and Fund Facts as of 09/30/13

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (6/16/08)	10.09%	19.23%	2.55%	-1.20%
Select Shares (6/16/08)	10.34%	19.59%	2.84%	-0.94%
Institutional Shares (6/16/08)	10.46%	19.79%	2.92%	-0.85%
MSCI EAFE Index® (Net)[2]	10.47%	23.77%	6.35%	0.85%
MSCI EAFE® Value Index (Net)[3]	11.80%	24.27%	5.86%	0.57%

Fund Expense Ratios4: Investor Shares: Net 1.40%; Gross 1.51% / Select Shares: Net 1.12%; Gross 1.26% /
            Institutional Shares: Net 1.05%; Gross 1.11%

 Fund Characteristics

Number of Companies[5]	38
Weighted Average Market Cap ($ x 1,000,000)	$70,682
Price/Earnings Ratio (P/E)	16.99
Price/Book Ratio (P/B)	1.64
Portfolio Turnover (One year trailing)	25%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Minimum Initial Investment	$100	$50,000	$500,000
Inception Date	6/16/2008	6/16/2008	6/16/2008
Ticker Symbol	LIEQX	LIEFX	LIEIX
Cusip	51855Q614	51855Q564	51855Q580
NAV	$8.18	$8.22	$8.24

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The MSCI Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	The MSCI EAFE® Value Index (Net) captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
[4]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/15. The adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[5]	Short-term investments are not included.

6 Laudus Mondrian Funds

 Laudus Mondrian International Equity Fund

Performance and Fund Facts as of 09/30/13 continued

 Sector Weightings % of Equities

Consumer Staples	17.1%
Health Care	16.0%
Telecommunication Services	15.0%
Financials	12.6%
Energy	11.7%
Utilities	7.9%
Industrials	6.6%
Information Technology	6.6%
Consumer Discretionary	6.5%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Deutsche Telekom AG – Reg’d	3.6%
Novartis AG – Reg’d	3.4%
Iberdrola S.A.	3.4%
Koninklijke Ahold N.V.	3.3%
Sanofi	3.3%
Compagnie de Saint-Gobain	3.3%
Tesco plc	3.3%
ABB Ltd. – Reg’d	3.2%
Canon, Inc.	3.2%
Unilever plc	3.2%
Total	33.2%

 Country Weightings % of Investments

United Kingdom	21.1%
Japan	17.1%
France	14.5%
Switzerland	9.5%
Spain	7.9%
Germany	7.3%
Netherlands	5.8%
Australia	3.3%
Singapore	3.2%
Israel	3.1%
Italy	2.8%
Other Countries	4.4%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser or subadviser.

Laudus Mondrian Funds 7

Laudus Mondrian Emerging Markets Fund

Performance and Fund Facts as of 09/30/13

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1

Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (11/2/07)	-11.69%	-4.56%	5.56%	-1.07%
Select Shares (11/2/07)	-11.57%	-4.22%	5.86%	-0.78%
Institutional Shares (11/2/07)	-11.57%	-4.17%	5.92%	-0.73%
MSCI Emerging Markets Index (Net)[2]	-2.78%	0.98%	7.22%	-2.34%

Fund Expense Ratios3: Investor Shares: Net 1.80%; Gross 1.89% / Select Shares: Net 1.52%; Gross 1.66% /
            Institutional Shares: Net 1.45%; Gross 1.49%

 Fund Characteristics

Number of Companies[4]	44
Weighted Average Market Cap ($ x 1,000,000)	$42,923
Price/Earnings Ratio (P/E)	10.33
Price/Book Ratio (P/B)	1.68
Portfolio Turnover (One year trailing)	68%

 Fund Overview

	Investor Shares	Select Shares	Institutional Shares

Minimum Initial Investment	$100	$50,000	$500,000
Inception Date	11/2/2007	11/2/2007	11/2/2007
Ticker Symbol	LEMIX	LEMSX	LEMNX
Cusip	51855Q648	51855Q630	51855Q622
NAV	$8.69	$8.71	$8.71

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/15. The adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[4]	Short-term investments are not included.

8 Laudus Mondrian Funds

 Laudus Mondrian Emerging Markets Fund

Performance and Fund Facts as of 09/30/13 continued

 Sector Weightings % of Equities

Financials	22.3%
Consumer Discretionary	13.4%
Energy	13.3%
Telecommunication Services	12.0%
Information Technology	9.2%
Consumer Staples	8.4%
Utilities	8.4%
Industrials	7.3%
Materials	3.0%
Health Care	2.7%
Total	100.0%

 Top Equity Holdings % of Net Assets1

China Mobile Ltd.	4.5%
Hyundai Mobis	4.2%
Samsung Electronics Co., Ltd.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
PTT PCL	3.1%
Yum! Brands, Inc.	3.1%
Credicorp Ltd.	2.9%
Philippine Long Distance Telephone Co. ADR	2.9%
Gazprom OAO ADR	2.7%
SABMiller plc	2.7%
Total	33.6%

 Country Weightings % of Investments

China	17.4%
Brazil	13.5%
Republic of Korea	8.1%
Indonesia	7.0%
Mexico	6.9%
Turkey	6.3%
India	5.8%
Russia	4.9%
Thailand	4.2%
Taiwan	3.7%
United States	3.5%
Peru	3.0%
Philippines	2.9%
South Africa	2.7%
Chile	2.5%
Other Countries	7.6%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Portfolio holdings may have changed since the report date.

[1]	This list is not a recommendation of any security by the investment adviser or subadviser.

Laudus Mondrian Funds 9

Laudus Mondrian International Fixed Income Fund

Performance and Fund Facts as of 09/30/13

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Laudus Mondrian International Fixed Income Fund (11/2/07)	-1.45%	-9.58%	3.94%	4.18%
Citigroup non-U.S. Dollar World Government Bond Index[3]	0.47%	-5.65%	4.27%	4.06%

Fund Expense Ratio4: 0.69%

 Fund Characteristics

Number of Issues[5]	41
Weighted Average Maturity[6]	7.4 Yrs
Weighted Average Duration[6]	6.0 Yrs
Portfolio Turnover (One year trailing)	48%

 Fund Overview

Fund

Minimum Initial Investment	$100
Inception Date	11/2/2007
Ticker Symbol	LIFNX
Cusip	51855Q655
NAV	$10.85

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 27, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	The Citigroup non-US Dollar World Government Bond Index measures the total rate of return for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least one year. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[4]	As stated in the prospectus. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[5]	Short-term investments are not included.
[6]	See Glossary for definitions of maturity and duration.

10 Laudus Mondrian Funds

 Laudus Mondrian International Fixed Income Fund

Performance and Fund Facts as of 09/30/13 continued

 Sector Weightings % of Investments

Government Bonds	78.3%
Supranational	11.9%
Government Agency Obligations	4.9%
Corporate Bonds	4.8%
Other Investment Companies	0.1%
Total	100.0%

 Top Holdings % of Net Assets1

Australia Government Bond 5.25%, 03/15/19	4.7%
Sweden Government Bond 5.00%, 12/01/20	4.6%
Austria Government Bond 6.25%, 07/15/27	4.5%
Denmark Government International Bond 3.13%, 03/17/14	4.5%
France Government Bond OAT 5.75%, 10/25/32	4.4%
Australia Government Bond 5.75%, 05/15/21	4.3%
Nordic Investment Bank 1.70%, 04/27/17	4.1%
Poland Government Bond 5.50%, 10/25/19	4.1%
Japan Government Two Year Bond 0.10%, 09/15/14	3.8%
Poland Government Bond 5.75%, 09/23/22	3.8%
Total	42.8%

 Country Weightings % of Investments2

Japan	12.3%
Sweden	10.1%
Australia	9.8%
Germany	8.8%
Poland	8.0%
Finland	4.7%
Mexico	4.7%
Austria	4.6%
Denmark	4.6%
France	4.5%
Netherlands	4.5%
New Zealand	4.2%
Malaysia	3.2%
Norway	2.2%
United Kingdom	1.9%
Supranational*	11.9%
Total	100.0%

 Currency Weightings % of Investments3

Japanese Yen	30.1%
Euro Currency	29.8%
Swedish Krona	10.1%
Polish Zloty	8.0%
Mexican Peso	4.7%
Malaysian Ringgit	3.2%
Australian Dollar	0.2%
U.S. Dollar	13.9%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others. Bonds are issued and held in Japanese yen and euro.
[1]	This list is not a recommendation of any security by the investment adviser or subadviser.
[2]	Country weights may include issues via Samurai bonds issued in Japanese yen by non-Japanese entities and/or Yankee bonds issued in U.S. dollars by non-U.S. entities.
[3]	Includes forward foreign currency exposure.

Laudus Mondrian Funds 11

Laudus Mondrian Global Fixed Income Fund

Performance and Fund Facts as of 09/30/13

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception

Laudus Mondrian Global Fixed Income Fund (7/10/12)	-2.60%	-8.10%	-4.49%
Citigroup World Government Bond Index[2]	-0.17%	-4.60%	-1.22%
Custom Composite Index[3]	-1.61%	-5.96%	-2.38%

Fund Expense Ratios4: Net 0.85%; Gross 1.28%

 Fund Characteristics

Number of Issues[5]	65
Weighted Average Maturity[6]	6.1 Yrs
Weighted Average Duration[6]	5.2 Yrs
Portfolio Turnover (One year trailing)	53%

 Fund Overview

Fund

Minimum Initial Investment	$100
Inception Date	7/10/2012
Ticker Symbol	LMGDX
Cusip	51855Q119
NAV	$9.36

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

Portfolio holdings may have changed since the report date.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The Citigroup World Government Bond Index measures the total rate of return for the government bonds of 23 countries with a remaining maturity of at least one year. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	The Custom Composite Index is composed of the Citigroup World Government Bond Index from the Fund’s inception until the close of business on 3/31/13, and a blend of 80% Citigroup World Government Bond Index/20% Citigroup Custom Emerging Markets Government Bond Index from 4/1/2013 forward.
[4]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/15. The adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[5]	Short-term investments are not included.
[6]	See Glossary for definitions of maturity and duration.

12 Laudus Mondrian Funds

 Laudus Mondrian Global Fixed Income Fund

Performance and Fund Facts as of 09/30/13 continued

 Sector Weightings % of Investments

Government Bonds	54.6%
U.S. Government Securities	36.1%
Supranational	6.7%
Corporate Bonds	2.3%
Other Investment Companies	0.3%
Total	100.0%

 Top Holdings % of Net Assets1

U.S. Treasury Notes, 2.13%, 08/15/21	5.8%
U.S. Treasury Notes, 3.63%, 02/15/21	5.2%
U.S. Treasury Notes, 4.00%, 08/15/18	4.4%
U.S. Treasury Notes, 1.25%, 04/30/19	4.0%
Sweden Government Bond, 4.25%, 03/12/19	3.7%
U.S. Treasury Notes, 2.13%, 08/31/20	3.6%
U.S. Treasury Notes, 1.50%, 08/31/18	3.6%
Japan Government Ten Year Bond, 1.50%, 03/20/15	3.6%
Bundesobligation, 0.50%, 02/23/18	3.4%
Canadian Government Bond, 1.25%, 03/01/18	3.4%
Total	40.7%

 Country Weightings % of Investments2

United States	36.4%
Japan	10.7%
Australia	8.0%
Sweden	8.0%
Canada	5.1%
Germany	4.8%
Brazil	4.1%
Mexico	2.2%
Poland	2.1%
United Kingdom	1.8%
Qatar	1.6%
Colombia	1.5%
South Africa	1.5%
Malaysia	1.3%
Turkey	1.1%
Peru	0.9%
Indonesia	0.9%
Hungary	0.8%
Netherlands	0.5%
Supranational*	6.7%
Total	100.0%

 Currency Weightings % of Investments3

U.S. Dollar	48.5%
Japanese Yen	14.0%
Euro Currency	10.5%
Swedish Krona	7.9%
Brazilian Real	4.1%
Mexican Peso	2.2%
Polish Zloty	2.1%
Colombian Peso	1.5%
South African Rand	1.5%
Malaysian Ringgit	1.3%
Turkish Lira	1.2%
Peruvian Nuevo Sol	1.0%
Indonesian Rupiah	0.9%
Chilean Peso	0.8%
Russian Ruble	0.8%
Hungarian Forint	0.8%
Indian Rupee	0.6%
Australian Dollar	0.2%
Canadian Dollar	0.1%
Total	100.0%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

Portfolio holdings may have changed since the report date.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others. Bonds are issued and held in Japanese yen and euro.
[1]	This list is not a recommendation of any security by the investment adviser or subadviser.
[2]	Country weights may include issues via Samurai bonds issued in Japanese yen by non-Japanese entities and/or Yankee bonds issued in U.S. dollars by non-U.S. entities.
[3]	Includes forward foreign currency exposure.

Laudus Mondrian Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2013 and held through September 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/13	at 9/30/13	4/1/13–9/30/13

Laudus Mondrian International Equity Fund
Investor Shares
Actual Return	1.40%	$1,000.00	$1,100.90	$7.37
Hypothetical 5% Return	1.40%	$1,000.00	$1,018.05	$7.08
Select Shares
Actual Return	1.12%	$1,000.00	$1,103.40	$5.91
Hypothetical 5% Return	1.12%	$1,000.00	$1,019.45	$5.67
Institutional Shares
Actual Return	1.05%	$1,000.00	$1,104.60	$5.54
Hypothetical 5% Return	1.05%	$1,000.00	$1,019.80	$5.32

Laudus Mondrian Emerging Markets Fund
Investor Shares
Actual Return	1.80%	$1,000.00	$883.10	$8.50
Hypothetical 5% Return	1.80%	$1,000.00	$1,016.04	$9.10
Select Shares
Actual Return	1.52%	$1,000.00	$884.30	$7.18
Hypothetical 5% Return	1.52%	$1,000.00	$1,017.45	$7.69
Institutional Shares
Actual Return	1.45%	$1,000.00	$884.30	$6.85
Hypothetical 5% Return	1.45%	$1,000.00	$1,017.80	$7.33

Laudus Mondrian International Fixed Income Fund
Actual Return	0.70%	$1,000.00	$985.50	$3.48
Hypothetical 5% Return	0.70%	$1,000.00	$1,021.56	$3.55

Laudus Mondrian Global Fixed Income Fund
Actual Return	0.85%	$1,000.00	$974.00	$4.21
Hypothetical 5% Return	0.85%	$1,000.00	$1,020.81	$4.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

14 Laudus Mondrian Funds

Laudus Mondrian International Equity Fund

Financial Statements

Financial Highlights

	4/1/13–		4/1/12–	4/1/11–	4/1/10–	4/1/09–	6/16/08[1]–
Investor Shares	9/30/13*		3/31/13	3/31/12	3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.43		7.19	7.73	7.52	5.43	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15	[2]	0.21 [2]	0.26 [2]	0.16 [2]	0.18 [2]	0.07
Net realized and unrealized gains (losses)	0.60		0.26	(0.45)	0.28	2.02	(4.59)

Total from investment operations	0.75		0.47	(0.19)	0.44	2.20	(4.52)
Less distributions:
Distributions from net investment income	—		(0.22)	(0.30)	(0.23)	(0.11)	(0.05)
Distributions from net realized gains	—		(0.01)	(0.05)	—	—	(0.00)[3]

Total distributions	—		(0.23)	(0.35)	(0.23)	(0.11)	(0.05)

Net asset value at end of period	8.18		7.43	7.19	7.73	7.52	5.43

Total return (%)	10.09	[4]	6.79	(2.02)	5.94	40.53	(45.31)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.40	[5]	1.40	1.40	1.40	1.40	1.39 [5,6]
Gross operating expenses	1.49	[5]	1.51	1.63	1.63	1.60	2.78 [5]
Net investment income (loss)	3.79	[5]	3.03	3.49	2.19	2.47	2.46 [5]
Portfolio turnover rate	5	[4]	29	35	33	14	8 [4]
Net assets, end of period ($ x 1,000)	1,608		926	1,048	1,009	403	168

	4/1/13–		4/1/12–	4/1/11–	4/1/10–	4/1/09–	6/16/08[1]–
Select Shares	9/30/13*		3/31/13	3/31/12	3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.45		7.20	7.75	7.53	5.44	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15	[2]	0.24 [2]	0.26 [2]	0.21 [2]	0.18 [2]	0.12
Net realized and unrealized gains (losses)	0.62		0.26	(0.44)	0.25	2.03	(4.63)

Total from investment operations	0.77		0.50	(0.18)	0.46	2.21	(4.51)
Less distributions:
Distributions from net investment income	—		(0.24)	(0.32)	(0.24)	(0.12)	(0.05)
Distributions from net realized gains	—		(0.01)	(0.05)	—	—	(0.00)[3]

Total distributions	—		(0.25)	(0.37)	(0.24)	(0.12)	(0.05)

Net asset value at end of period	8.22		7.45	7.20	7.75	7.53	5.44

Total return (%)	10.34	[4]	7.18	(1.82)	6.20	40.68	(45.16)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.12	[5]	1.12	1.12	1.12	1.12	1.12 [5]
Gross operating expenses	1.24	[5]	1.26	1.40	1.36	1.31	3.10 [5]
Net investment income (loss)	3.80	[5]	3.37	3.51	2.86	2.43	2.22 [5]
Portfolio turnover rate	5	[4]	29	35	33	14	8 [4]
Net assets, end of period ($ x 1,000)	1,235		768	938	542	458	90

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Distribution from realized gains is less than $0.01.
4 Not annualized.
5 Annualized.
6 The ratio of net operating expenses would have been 1.40%, if custody credits had not been included.

See financial notes 15

 Laudus Mondrian International Equity Fund

Financial Highlights continued

	4/1/13–		4/1/12–	4/1/11–	4/1/10–	4/1/09–	6/16/08[1]–
Institutional Shares	9/30/13*		3/31/13	3/31/12	3/31/11	3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.46		7.22	7.76	7.54	5.44	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16	[2]	0.23 [2]	0.29 [2]	0.23 [2]	0.21 [2]	0.08
Net realized and unrealized gains (losses)	0.62		0.27	(0.46)	0.24	2.02	(4.59)

Total from investment operations	0.78		0.50	(0.17)	0.47	2.23	(4.51)
Less distributions:
Distributions from net investment income	—		(0.25)	(0.32)	(0.25)	(0.13)	(0.05)
Distributions from net realized gains	—		(0.01)	(0.05)	—	—	(0.00)[3]

Total distributions	—		(0.26)	(0.37)	(0.25)	(0.13)	(0.05)

Net asset value at end of period	8.24		7.46	7.22	7.76	7.54	5.44

Total return (%)	10.46	[4]	7.10	(1.63)	6.28	40.90	(45.15)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.05	[5]	1.05	1.05	1.05	1.05	1.05 [5]
Gross operating expenses	1.09	[5]	1.11	1.23	1.21	1.24	2.11 [5]
Net investment income (loss)	4.00	[5]	3.22	3.92	3.08	2.90	2.52 [5]
Portfolio turnover rate	5	[4]	29	35	33	14	8 [4]
Net assets, end of period ($ x 1,000)	160,289		127,709	119,049	126,758	85,424	18,694

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Distribution from realized gains is less than $0.01.
4 Not annualized.
5 Annualized.

16 See financial notes

 Laudus Mondrian International Equity Fund

Portfolio Holdings as of September 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	137,738,292	161,617,139
1.0%		Other Investment Company	1,682,485	1,682,485

100.1%		Total Investments	139,420,777	163,299,624
(0	.1)%	Other Assets and Liabilities, Net		(167,516)

100.0%		Net Assets		163,132,108

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Australia 3.3%

Insurance 3.3%
AMP Ltd.	502,533	2,163,264
QBE Insurance Group Ltd.	235,067	3,219,199

		5,382,463

China 1.6%

Telecommunication Services 1.6%
China Mobile Ltd.	231,500	2,604,871

France 14.5%

Capital Goods 3.3%
Compagnie de Saint-Gobain	108,132	5,366,852

Energy 2.9%
Total S.A.	80,598	4,671,690

Food & Staples Retailing 2.2%
Carrefour S.A.	106,917	3,667,226

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Sanofi	53,107	5,378,510

Telecommunication Services 2.8%
Orange S.A.	368,574	4,615,132

		23,699,410

Germany 7.3%

Automobiles & Components 2.2%
Daimler AG - Reg’d	45,844	3,574,455

Telecommunication Services 3.6%
Deutsche Telekom AG - Reg’d	402,830	5,834,318

Utilities 1.5%
RWE AG	72,703	2,473,686

		11,882,459

Israel 3.1%

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Teva Pharmaceutical Industries Ltd. ADR	132,600	5,009,628

Italy 2.8%

Energy 2.8%
Eni S.p.A.	200,284	4,604,161

Japan 17.1%

Automobiles & Components 1.8%
Toyota Motor Corp.	46,100	2,956,740

Food & Staples Retailing 2.2%
Seven & i Holdings Co., Ltd.	97,000	3,556,017

Household & Personal Products 2.7%
Kao Corp.	142,600	4,453,228

Insurance 2.5%
Tokio Marine Holdings, Inc.	124,900	4,094,851

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Takeda Pharmaceutical Co., Ltd.	109,300	5,162,238

Semiconductors & Semiconductor Equipment 1.5%
Tokyo Electron Ltd.	46,100	2,480,146

Technology Hardware & Equipment 3.2%
Canon, Inc.	162,700	5,209,545

		27,912,765

Netherlands 5.8%

Food & Staples Retailing 3.3%
Koninklijke Ahold N.V.	316,331	5,480,500

Media 2.5%
Reed Elsevier N.V.	199,847	4,018,706

		9,499,206

Singapore 3.2%

Banks 1.9%
United Overseas Bank Ltd.	182,535	3,010,892

Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	732,000	2,181,146

		5,192,038

Spain 8.0%

Banks 1.9%
Banco Santander S.A.	384,606	3,135,743

Telecommunication Services 2.7%
Telefonica S.A. *	284,076	4,416,278

Utilities 3.4%
Iberdrola S.A.	932,526	5,420,494

		12,972,515

See financial notes 17

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 9.5%

Capital Goods 3.2%
ABB Ltd. - Reg’d *	222,607	5,257,817

Insurance 2.9%
Zurich Insurance Group AG *	18,648	4,807,245

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Novartis AG - Reg’d	71,449	5,495,727

		15,560,789

Taiwan 1.8%

Semiconductors & Semiconductor Equipment 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	851,154	2,898,296

United Kingdom 21.1%

Energy 5.9%
BP plc	678,702	4,758,272
Royal Dutch Shell plc, Class A	147,677	4,863,825

		9,622,097

Food & Staples Retailing 3.3%
Tesco plc	911,680	5,300,072

Food, Beverage & Tobacco 3.2%
Unilever plc	132,794	5,163,066

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
GlaxoSmithKline plc	189,585	4,766,688

Telecommunication Services 2.8%
Vodafone Group plc	1,316,536	4,620,808

Utilities 3.0%
National Grid plc	416,996	4,925,807

		34,398,538

Total Common Stock
(Cost $137,738,292)		161,617,139

Other Investment Company 1.0% of net assets

United States 1.0%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	1,682,485	1,682,485

Total Other Investment Company
(Cost $1,682,485)		1,682,485

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $143,564,687 and the unrealized appreciation and depreciation were $22,650,056 and ($2,915,119), respectively, with a net unrealized appreciation of $19,734,937.

At 09/30/13, the values of certain foreign securities held by the fund aggregating $156,607,511 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 09/30/13:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Losses
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

10/31/2013	State Street Bank London	USD	3,611,832	AUD	3,879,000	(46,139)
10/31/2013	State Street Bank London	USD	379,899	AUD	408,000	(7,326)

Net unrealized losses on Forward Foreign Currency Exchange Contracts						(53,465)

18 See financial notes

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$156,607,511	$—	$156,607,511
Israel[1]	5,009,628	—	—	5,009,628
Other Investment Company[1]	1,682,485	—	—	1,682,485

Total	$6,692,113	$156,607,511	$—	$163,299,624

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($53,465)	$—	($53,465)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

See financial notes 19

 Laudus Mondrian International Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2013; unaudited

Assets

Investments, at value (cost $139,420,777)		$163,299,624
Foreign currency, at value (cost $290,703)		292,891
Receivables:
Dividends		296,403
Fund shares sold		128,878
Foreign tax reclaims		100,717
Prepaid expenses	+	1,766

Total assets		164,120,279

Liabilities

Payables:
Investments bought		649,848
Fund shares redeemed		216,657
Investment adviser fees		11,965
Independent trustees’ retirement plan		9,367
Distribution and shareholder services fees		252
Unrealized losses on forward foreign currency exchange contracts		53,465
Accrued expenses	+	46,617

Total liabilities		988,171

Net Assets

Total assets		164,120,279
Total liabilities	−	988,171

Net assets		$163,132,108

Net Assets by Source
Capital received from investors		143,299,866
Net investment income not yet distributed		3,254,955
Net realized capital losses		(7,256,709)
Net unrealized capital gains		23,833,996

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$1,608,072		196,553		$8.18
Select Shares	$1,234,973		150,253		$8.22
Institutional Shares	$160,289,063		19,460,540		$8.24

20 See financial notes

 Laudus Mondrian International Equity Fund

Statement of
Operations
For the period April 1, 2013 through September 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $254,589)		$3,658,815
Interest	+	49

Total investment income		3,658,864

Expenses

Investment adviser fees		615,443
Transfer agent fees		32,712
Accounting and administration fees		30,030
Custodian fees		29,443
Professional fees		26,023
Registration fees		25,762
Shareholder reports		14,831
Independent trustees’ fees		5,562
Distribution and shareholder services fees (Investor Shares)		1,278
Sub-Accounting fees:
Investor Shares		767
Select Shares		731
Other expenses	+	6,018

Total expenses		788,600
Expense reduction by adviser	−	26,216

Net expenses	−	762,384

Net investment income		2,896,480

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,075,620
Net realized gains on foreign currency transactions	+	427,599

Net realized gains		1,503,219
Net unrealized gains on investments		9,918,384
Net unrealized losses on foreign currency translations	+	(41,181)

Net unrealized gains	+	9,877,203

Net realized and unrealized gains		11,380,422

Increase in net assets resulting from operations		$14,276,902

See financial notes 21

 Laudus Mondrian International Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/13-9/30/13			4/1/12-3/31/13
Net investment income		$2,896,480	$4,026,887
Net realized gains (losses)		1,503,219	(4,378,226)
Net unrealized gains	+	9,877,203	10,590,933

Increase in net assets from operations		14,276,902	10,239,594

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	(33,632)
Select Shares		—	(29,735)
Institutional Shares	+	—	(4,313,796)

Total distributions from net investment income		—	(4,377,163)

Distributions from net realized gains
Investor Shares		—	(1,706)
Select Shares		—	(1,396)
Institutional Shares	+	—	(198,154)

Total distributions from net realized gains		—	(201,256)

Total distributions		$—	($4,578,419)

Transactions in Fund Shares

		4/1/13-9/30/13		4/1/12-3/31/13
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		87,768	$716,097	44,154	$311,393
Select Shares		53,979	426,003	22,527	155,000
Institutional Shares	+	2,942,097	23,103,107	4,855,296	33,971,105

Total shares sold		3,083,844	$24,245,207	4,921,977	$34,437,498

Shares Reinvested
Investor Shares		—	$—	4,419	$30,979
Select Shares		—	—	3,437	24,160
Institutional Shares	+	—	—	164,511	1,158,160

Total shares reinvested		—	$—	172,367	$1,213,299

Shares Redeemed
Investor Shares		(15,827)	($123,582)	(69,754)	($494,542)
Select Shares		(6,787)	(54,627)	(53,085)	(386,915)
Institutional Shares	+	(589,486)	(4,614,724)	(4,409,158)	(32,062,468)

Total shares redeemed		(612,100)	($4,792,933)	(4,531,997)	($32,943,925)

Net transactions in fund shares		2,471,744	$19,452,274	562,347	$2,706,872

Shares Outstanding and Net Assets

		4/1/13-9/30/13		4/1/12-3/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,335,602	$129,402,932	16,773,255	$121,034,885
Total increase	+	2,471,744	33,729,176	562,347	8,368,047

End of period		19,807,346	$163,132,108	17,335,602	$129,402,932

Net investment income not yet distributed			$3,254,955		$358,475

22 See financial notes

Laudus Mondrian Emerging Markets Fund

Financial Statements

Financial Highlights

	4/1/13–		4/1/12–	4/1/11–	4/1/10–	4/1/09–		4/1/08–
Investor Shares	9/30/13*		3/31/13	3/31/12	3/31/11	3/31/10		3/31/09

Per-Share Data ($)

Net asset value at beginning of period	9.84		9.48	9.67	8.79	5.33		9.29

Income (loss) from investment operations:
Net investment income (loss)	0.10	[1]	0.12 [1]	0.16 [1]	0.14 [1]	0.09	[1]	0.11
Net realized and unrealized gains (losses)	(1.25)		0.42	(0.20)	0.90	3.46		(4.01)

Total from investment operations	(1.15)		0.54	(0.04)	1.04	3.55		(3.90)
Less distributions:
Distributions from net investment income	—		(0.18)	(0.08)	(0.16)	(0.09)		(0.06)
Distributions from net realized gains	—		—	(0.07)	—	—		—

Total distributions	—		(0.18)	(0.15)	(0.16)	(0.09)		(0.06)

Net asset value at end of period	8.69		9.84	9.48	9.67	8.79		5.33

Total return (%)	(11.69)[2]		5.79	(0.19)	11.89	66.74		(42.02)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.80	[3]	1.80	1.80	1.80	1.81	[4]	1.80
Gross operating expenses	1.89	[3]	1.89	1.90	1.91	2.08		2.46
Net investment income (loss)	2.26	[3]	1.33	1.74	1.56	1.17		1.54
Portfolio turnover rate	24	[2]	59	43	33	44		52
Net assets, end of period ($ x 1,000)	12,416		11,716	9,639	10,862	9,437		1,927

	4/1/13–		4/1/12–	4/1/11–	4/1/10–	4/1/09–		4/1/08–
Select Shares	9/30/13*		3/31/13	3/31/12	3/31/11	3/31/10		3/31/09

Per-Share Data ($)

Net asset value at beginning of period	9.85		9.49	9.68	8.80	5.34		9.31

Income (loss) from investment operations:
Net investment income (loss)	0.12	[1]	0.12 [1]	0.18 [1]	0.17 [1]	0.10	[1]	0.08
Net realized and unrealized gains (losses)	(1.26)		0.45	(0.19)	0.90	3.47		(3.97)

Total from investment operations	(1.14)		0.57	(0.01)	1.07	3.57		(3.89)
Less distributions:
Distributions from net investment income	—		(0.21)	(0.11)	(0.19)	(0.11)		(0.08)
Distributions from net realized gains	—		—	(0.07)	—	—		—

Total distributions	—		(0.21)	(0.18)	(0.19)	(0.11)		(0.08)

Net asset value at end of period	8.71		9.85	9.49	9.68	8.80		5.34

Total return (%)	(11.57)[2]		6.15	0.15	12.18	66.91		(41.82)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.52	[3]	1.52	1.52	1.52	1.53	[5]	1.52
Gross operating expenses	1.63	[3]	1.66	1.66	1.66	1.78		2.23
Net investment income (loss)	2.61	[3]	1.24	1.94	1.83	1.17		1.70
Portfolio turnover rate	24	[2]	59	43	33	44		52
Net assets, end of period ($ x 1,000)	15,833		18,340	5,993	5,554	4,531		559

* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 1.80% if certain non-routine expenses (proxy expense) had not been incurred.
5 The ratio of net operating expenses would have been 1.52% if certain non-routine expenses (proxy expense) had not been incurred.

See financial notes 23

 Laudus Mondrian Emerging Markets Fund

Financial Highlights continued

	4/1/13–		4/1/12–	4/1/11–	4/1/10–	4/1/09–		4/1/08–
Institutional Shares	9/30/13*		3/31/13	3/31/12	3/31/11	3/31/10		3/31/09

Per-Share Data ($)

Net asset value at beginning of period	9.85		9.49	9.68	8.80	5.33		9.29

Income (loss) from investment operations:
Net investment income (loss)	0.12	[1]	0.16 [1]	0.19 [1]	0.15 [1]	0.14	[1]	0.10
Net realized and unrealized gains (losses)	(1.26)		0.42	(0.19)	0.92	3.44		(3.98)

Total from investment operations	(1.14)		0.58	—	1.07	3.58		(3.88)
Less distributions:
Distributions from net investment income	—		(0.22)	(0.12)	(0.19)	(0.11)		(0.08)
Distributions from net realized gains	—		—	(0.07)	—	—		—

Total distributions	—		(0.22)	(0.19)	(0.19)	(0.11)		(0.08)

Net asset value at end of period	8.71		9.85	9.49	9.68	8.80		5.33

Total return (%)	(11.57)[2]		6.21	0.23	12.25	67.27		(41.78)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.45	[3]	1.45	1.45	1.45	1.46	[4]	1.45
Gross operating expenses	1.49	[3]	1.49	1.50	1.51	1.70		2.13
Net investment income (loss)	2.65	[3]	1.70	2.07	1.69	1.79		1.94
Portfolio turnover rate	24	[2]	59	43	33	44		52
Net assets, end of period ($ x 1,000)	142,238		141,536	148,187	171,432	90,486		25,234

* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 1.45%, if certain non-routine expenses (proxy expense) had not been incurred.

24 See financial notes

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of September 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

92.4%	Common Stock	154,046,023	157,491,668
5.8%	Preferred Stock	10,946,119	9,833,242
0.3%	Other Investment Company	568,068	568,068

98.5%	Total Investments	165,560,210	167,892,978
1.5%	Other Assets and Liabilities, Net		2,593,850

100.0%	Net Assets		170,486,828

	Number	Value
Security	of Shares	($)

Common Stock 92.4% of net assets

Brazil 7.5%

Materials 0.7%
Vale S.A. ADR	75,100	1,172,311

Software & Services 1.6%
Cielo S.A.	99,880	2,701,262

Transportation 3.4%
CCR S.A.	429,000	3,358,368
EcoRodovias Infraestrutura e Logistica S.A.	362,800	2,481,635

		5,840,003

Utilities 1.8%
CPFL Energia S.A. ADR	181,500	3,130,875

		12,844,451

Chile 2.5%

Utilities 2.5%
Enersis S.A. ADR	262,900	4,222,174

China 17.1%

Capital Goods 1.7%
Beijing Enterprises Holdings Ltd.	395,500	2,859,702

Energy 1.5%
China Shenhua Energy Co., Ltd., Class H	837,500	2,556,242

Health Care Equipment & Services 2.7%
Mindray Medical International Ltd. ADR	116,500	4,530,685

Household & Personal Products 2.0%
Hengan International Group Co., Ltd.	287,500	3,364,407

Retailing 2.3%
Belle International Holdings Ltd.	2,748,392	3,996,055

Telecommunication Services 4.5%
China Mobile Ltd.	682,500	7,679,588

Utilities 2.4%
China Resources Power Holdings Co., Ltd.	1,760,000	4,188,245

		29,174,924

Hong Kong 2.0%

Consumer Services 2.0%
Sands China Ltd.	548,400	3,394,878

India 5.7%

Banks 2.7%
Axis Bank Ltd.	178,962	2,885,184
Housing Development Finance Corp., Ltd.	141,022	1,722,690

		4,607,874

Capital Goods 2.0%
Larsen & Toubro Ltd.	273,267	3,447,886

Diversified Financials 1.0%
Rural Electrification Corp., Ltd.	579,311	1,741,926

		9,797,686

Indonesia 6.9%

Automobiles & Components 1.5%
PT Astra International Tbk	4,549,000	2,534,532

Banks 3.9%
PT Bank Mandiri (Persero) Tbk	4,416,500	3,032,747
PT Bank Rakyat Indonesia (Persero) Tbk	5,858,000	3,664,522

		6,697,269

Utilities 1.5%
PT Perusahaan Gas Negara (Persero) Tbk	5,479,000	2,461,677

		11,693,478

Kazakhstan 1.3%

Energy 1.3%
KazMunaiGas Exploration Production GDR	146,785	2,179,757

Malaysia 2.2%

Diversified Financials 2.2%
Ammb Holdings Berhad	1,653,100	3,761,254

Mexico 6.8%

Banks 2.6%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	323,600	4,472,152

Real Estate 2.4%
Fibra Uno Administracion S.A. de C.V.	1,501,900	4,160,502

See financial notes 25

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 1.8%
America Movil S.A.B. de C.V., Series L ADR	150,800	2,987,348

		11,620,002

Peru 2.9%

Banks 2.9%
Credicorp Ltd.	38,694	4,970,631

Philippines 2.9%

Telecommunication Services 2.9%
Philippine Long Distance Telephone Co. ADR	72,200	4,898,048

Republic of Korea 8.0%

Automobiles & Components 4.2%
Hyundai Mobis	26,842	7,140,552

Semiconductors & Semiconductor Equipment 3.8%
Samsung Electronics Co., Ltd.	5,125	6,518,966

		13,659,518

Russia 4.8%

Banks 2.1%
Sberbank of Russia ADR	296,980	3,572,669

Energy 2.7%
Gazprom OAO ADR	524,730	4,628,119

		8,200,788

South Africa 2.7%

Food, Beverage & Tobacco 2.7%
SABMiller plc	90,038	4,601,297

Taiwan 3.7%

Semiconductors & Semiconductor Equipment 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,835,719	6,250,875

Thailand 4.1%

Banks 1.0%
Kasikornbank PCL NVDR	301,000	1,684,869

Energy 3.1%
PTT PCL	529,100	5,345,128

		7,029,997

Turkey 6.2%

Banks 1.0%
Turkiye Garanti Bankasi A/S	435,372	1,717,453

Energy 2.6%
Tupras-Turkiye Petrol Rafinerileri A/S	204,674	4,325,799

Telecommunication Services 2.6%
Turk Telekomunikasyon A/S	1,278,106	4,449,886

		10,493,138

United Kingdom 2.0%

Food, Beverage & Tobacco 2.0%
Unilever plc	87,490	3,401,634

United States 3.1%

Consumer Services 3.1%
Yum! Brands, Inc.	74,200	5,297,138

Total Common Stock
(Cost $154,046,023)		157,491,668

Preferred Stock 5.8% of net assets

Brazil 5.8%

Energy 1.9%
Petroleo Brasileiro S.A.	392,300	3,249,843

Food, Beverage & Tobacco 1.6%
Companhia de Bebidas das Americas ADR	72,400	2,776,540

Materials 2.3%
Vale S.A. ADR	267,900	3,806,859

Total Preferred Stock
(Cost $10,946,119)		9,833,242

Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	568,068	568,068

Total Other Investment Company
(Cost $568,068)		568,068

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $171,306,699 and the unrealized appreciation and depreciation were $8,954,144 and ($12,367,865) respectively, with a net unrealized depreciation of ($3,413,721).

At 09/30/13, the values of certain foreign securities held by the fund aggregating $93,382,866 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

26 See financial notes

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$67,053,758	$—	$67,053,758
Brazil[1]	12,844,451	—	—	12,844,451
Chile[1]	4,222,174	—	—	4,222,174
China[1]	—	24,644,239	—	24,644,239
Health Care Equipment & Services	4,530,685	—	—	4,530,685
Kazakhstan[1]	2,179,757	—	—	2,179,757
Mexico[1]	11,620,002	—	—	11,620,002
Peru[1]	4,970,631	—	—	4,970,631
Philippines[1]	4,898,048	—	—	4,898,048
Russia[1]	8,200,788	—	—	8,200,788
Thailand[1]	—	1,684,869	—	1,684,869
Energy	5,345,128	—	—	5,345,128
United States[1]	5,297,138	—	—	5,297,138
Preferred Stock
Brazil[1]	9,833,242	—	—	9,833,242
Other Investment Company[1]	568,068	—	—	568,068

Total	$74,510,112	$93,382,866	$—	$167,892,978

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

See financial notes 27

 Laudus Mondrian Emerging Markets Fund

Statement of
Assets and Liabilities
As of September 30, 2013; unaudited

Assets

Investments, at value (cost $165,560,210)		$167,892,978
Foreign currency, at value (cost $204,901)		205,655
Receivables:
Investments sold		1,661,517
Fund shares sold		2,200,501
Dividends		431,919
Prepaid expenses	+	2,063

Total assets		172,394,633

Liabilities

Payables:
Investments bought		91,178
Fund shares redeemed		1,709,106
Investment adviser fees		17,327
Independent trustees’ retirement plan		12,274
Distribution and shareholder services fees		2,542
Accrued expenses	+	75,378

Total liabilities		1,907,805

Net Assets

Total assets		172,394,633
Total liabilities	−	1,907,805

Net assets		$170,486,828

Net Assets by Source
Capital received from investors		174,100,314
Net investment income not yet distributed		1,843,890
Net realized capital losses		(7,791,612)
Net unrealized capital gains		2,334,236

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$12,415,533		1,428,658		$8.69
Select Shares	$15,832,824		1,817,998		$8.71
Institutional Shares	$142,238,471		16,335,150		$8.71

28 See financial notes

 Laudus Mondrian Emerging Markets Fund

Statement of
Operations
For the period April 1, 2013 through September 30, 2013; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $400,484)		$3,561,625
Interest	+	4,144

Total investment income		3,565,769

Expenses

Investment adviser fees		1,044,135
Custodian fees		87,205
Transfer agent fees		33,511
Registration fees		31,310
Accounting and administration fees		29,728
Professional fees		23,922
Distribution and shareholder services fees (Investor Shares)		15,752
Shareholder reports		14,207
Independent trustees’ fees		5,883
Interest expense		51
Sub-Accounting fees:
Investor Shares		9,451
Select Shares		13,463
Other expenses	+	22,547

Total expenses		1,331,165
Expense reduction by adviser	−	41,116

Net expenses	−	1,290,049

Net investment income		2,275,720

Realized and Unrealized Gains (Losses)

Net realized losses on investments (net of foreign capital gain tax of $18,083)		(4,657,613)
Net realized losses on foreign currency transactions	+	(119,318)

Net realized losses		(4,776,931)
Net unrealized losses on investments (net of foreign capital gain tax of $25,223)		(18,701,307)
Net unrealized gains on foreign currency translations	+	3,669

Net unrealized losses	+	(18,697,638)

Net realized and unrealized losses		(23,474,569)

Decrease in net assets resulting from operations		($21,198,849)

See financial notes 29

 Laudus Mondrian Emerging Markets Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/13-9/30/13			4/1/12-3/31/13
Net investment income		$2,275,720	$2,522,444
Net realized gains (losses)		(4,776,931)	3,903,721
Net unrealized gains (losses)	+	(18,697,638)	599,732

Increase (Decrease) in net assets from operations		(21,198,849)	7,025,897

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	(150,634)
Select Shares		—	(158,060)
Institutional Shares	+	—	(2,625,495)

Total distributions from net investment income		$—	($2,934,189)

Transactions in Fund Shares

		4/1/13-9/30/13		4/1/12-3/31/13
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		650,069	$6,055,660	723,066	$6,936,602
Select Shares		583,696	5,505,529	1,431,143	13,881,930
Institutional Shares	+	5,680,799	50,627,054	5,121,491	48,541,221

Total shares sold		6,914,564	$62,188,243	7,275,700	$69,359,753

Shares Reinvested
Investor Shares		—	$—	14,034	$133,044
Select Shares		—	—	9,887	93,627
Institutional Shares	+	—	—	196,735	1,863,081

Total shares reinvested		—	$—	220,656	$2,089,752

Shares Redeemed
Investor Shares		(411,599)	($3,735,555)	(563,261)	($5,253,660)
Select Shares		(627,543)	(5,644,390)	(210,354)	(1,999,501)
Institutional Shares	+	(3,721,403)	(32,715,111)	(6,558,415)	(60,513,624)

Total shares redeemed		(4,760,545)	($42,095,056)	(7,332,030)	($67,766,785)

Net transactions in fund shares		2,154,019	$20,093,187	164,326	$3,682,720

Shares Outstanding and Net Assets

		4/1/13-9/30/13		4/1/12-3/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,427,787	$171,592,490	17,263,461	$163,818,062
Total increase or decrease	+	2,154,019	(1,105,662)	164,326	7,774,428

End of period		19,581,806	$170,486,828	17,427,787	$171,592,490

Net investment income not yet distributed/Distributions in excess of net investment income			$1,843,890		($431,830)

30 See financial notes

Laudus Mondrian International Fixed Income Fund

Financial Statements

Financial Highlights

	4/1/13–		4/1/12–	4/1/11–	4/1/10–	4/1/09–	4/1/08–
	9/30/13*		3/31/13	3/31/12	3/31/11	3/31/10[1]	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	11.01		11.61	11.86	11.20	10.32	11.29

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.15	0.20	0.16	0.26	0.27
Net realized and unrealized gains (losses)	(0.22)		(0.53)	0.09	0.71	1.06	(0.86)

Total from investment operations	(0.16)		(0.38)	0.29	0.87	1.32	(0.59)
Less distributions:
Distributions from net investment income	—		(0.15)	(0.46)	(0.20)	(0.42)	(0.38)
Distributions from net realized gains	—		(0.07)	(0.08)	(0.01)	(0.02)	—

Total distributions	—		(0.22)	(0.54)	(0.21)	(0.44)	(0.38)

Net asset value at end of period	10.85		11.01	11.61	11.86	11.20	10.32

Total return (%)	(1.45)[2]		(3.41)	2.48	7.86	12.85	(5.40)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.70	[3]	0.69	0.71	0.74	0.76 [4]	0.75
Gross operating expenses	0.70	[3]	0.69	0.71	0.74	0.79	0.87
Net investment income (loss)	1.36	[3]	1.27	1.51	1.67	2.42	2.24
Portfolio turnover rate	23	[2]	44	68	58	67	92
Net assets, end of period ($ x 1,000)	690,141		741,235	881,405	966,800	279,274	64,562

* Unaudited.
1 Effective July 27, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy expense) had not been incurred.

See financial notes 31

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings as of September 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

77.2%	Government Bonds	527,298,077	532,506,410
4.9%	Government Agency Obligations	36,454,553	33,536,010
4.8%	Corporate Bonds	32,829,371	32,843,267
11.7%	Supranational	87,387,218	81,024,307
0.0%	Other Investment Company	227,085	227,085

98.6%	Total Investments	684,196,304	680,137,079
1.4%	Other Assets and Liabilities, Net		10,003,594

100.0%	Net Assets		690,140,673

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 77.2% of net assets

Australia 9.7%
Australia Government Bond
5.25%, 03/15/19 (AUD)	31,300,000	32,102,351
5.75%, 05/15/21 (AUD)	28,000,000	29,802,050
4.75%, 04/21/27 (AUD)	5,000,000	4,948,313

		66,852,714

Austria 4.5%
Austria Government Bond
6.25%, 07/15/27 (EUR)	16,000,000	31,038,567

Denmark 4.5%
Denmark Government International Bond
3.13%, 03/17/14 (EUR)	22,500,000	30,850,185

Finland 4.7%
Finland Government Bond
4.25%, 07/04/15 (EUR) (c)	7,600,000	11,014,756
3.50%, 04/15/21 (EUR) (c)	13,800,000	21,141,530

		32,156,286

France 4.4%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	16,500,000	30,693,107

Germany 5.0%
Bundesobligation
0.50%, 02/23/18 (EUR)	10,000,000	13,457,290
Bundesrepublik Deutschland
2.50%, 01/04/21 (EUR)	5,300,000	7,806,548
1.75%, 07/04/22 (EUR)	9,800,000	13,487,297

		34,751,135

Japan 10.9%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	720,000,000	7,367,674
Japan Government Ten Year Bond
1.90%, 06/20/16 (JPY)	2,400,000,000	25,590,453
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	1,350,000,000	15,708,303
Japan Government Two Year Bond
0.10%, 09/15/14 (JPY)	2,600,000,000	26,454,719

		75,121,149

Malaysia 3.1%
Malaysia Government Bond
3.17%, 07/15/16 (MYR)	18,800,000	5,736,362
3.26%, 03/01/18 (MYR)	22,500,000	6,820,755
3.48%, 03/15/23 (MYR)	30,000,000	8,987,998

		21,545,115

Mexico 4.6%
Mexico Government Bond
9.50%, 12/18/14 (MXN)	30,800,000	2,517,054
6.50%, 06/10/21 (MXN)	317,000,000	25,451,471
7.50%, 06/03/27 (MXN)	44,500,000	3,728,658

		31,697,183

Netherlands 3.8%
Netherlands Government Bond
2.75%, 01/15/15 (EUR) (c)	10,000,000	13,974,539
5.50%, 01/15/28 (EUR) (c)	6,600,000	12,071,327

		26,045,866

New Zealand 4.1%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	15,000,000	13,468,681
5.50%, 04/15/23 (NZD)	17,000,000	15,136,612

		28,605,293

Poland 7.9%
Poland Government Bond
5.50%, 10/25/19 (PLN)	81,500,000	28,060,000
5.75%, 09/23/22 (PLN)	75,000,000	26,318,267

		54,378,267

32 See financial notes

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Sweden 10.0%
Sweden Government Bond
4.50%, 08/12/15 (SEK)	69,000,000	11,396,987
5.00%, 12/01/20 (SEK)	170,000,000	31,507,759
3.50%, 06/01/22 (SEK)	152,000,000	25,866,797

		68,771,543

Total Government Bonds
(Cost $527,298,077)		532,506,410

Government Agency Obligations 4.9% of net assets

Germany 3.6%
Kreditanstalt fuer Wiederaufbau
2.05%, 02/16/26 (JPY) (d)	2,120,000,000	24,739,782

Japan 1.3%
Development Bank of Japan, Inc.
1.75%, 03/17/17 (JPY)	820,000,000	8,796,228

Total Government Agency Obligations
(Cost $36,454,553)		33,536,010

Corporate Bonds 4.8% of net assets

Netherlands 0.7%
ING Bank N.V.
6.13%, 05/29/23 (EUR) (a)(b)	3,100,000	4,621,071

Norway 2.2%
Eksportfinans ASA
1.60%, 03/20/14 (JPY)	1,500,000,000	15,110,011

United Kingdom 1.9%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	781,770
6.00%, 06/10/19 (EUR)	4,500,000	7,045,942
Lloyds Bank plc
5.38%, 09/03/19 (EUR)	3,300,000	5,284,473

		13,112,185

Total Corporate Bonds
(Cost $32,829,371)		32,843,267

Supranational 11.7% of net assets

Asian Development Bank
2.35%, 06/21/27 (JPY)	1,800,000,000	21,678,926
European Investment Bank
1.40%, 06/20/17 (JPY)	2,270,000,000	24,144,422
1.90%, 01/26/26 (JPY)	610,000,000	6,857,593
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	2,650,000,000	28,343,366

Total Supranational
(Cost $87,387,218)		81,024,307

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

United States 0.0%
State Street Institutional U.S. Government Money Market Fund 0.00% (e)	227,085	227,085

Total Other Investment Company
(Cost $227,085)		227,085

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $685,735,865 and the unrealized appreciation and depreciation were $19,595,763 and ($25,194,549), respectively, with a net depreciation of ($5,598,786).

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $58,202,152 or 8.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.

AUD —	Australian dollar
EUR —	euro currency
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
NZD —	New Zealand dollar
PLN —	Polish zloty
SEK —	Swedish krona
USD —	U.S. dollar

See financial notes 33

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 09/30/13:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Losses
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

10/31/2013	State Street Bank London	USD	33,243,942	AUD	35,703,000	(466,445)
10/31/2013	State Street Bank London	USD	32,473,902	AUD	34,876,000	(585,729)
10/31/2013	State Street Bank London	USD	28,311,602	NZD	34,155,000	(1,227,370)

Net unrealized losses on Forward Foreign Currency Exchange Contracts						(2,279,544)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$532,506,410	$—	$532,506,410
Government Agency Obligations[1]	—	33,536,010	—	33,536,010
Corporate Bonds[1]	—	32,843,267	—	32,843,267
Supranational	—	81,024,307	—	81,024,307
Other Investment Company[1]	227,085	—	—	227,085

Total	$227,085	$679,909,994	$—	$680,137,079

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($2,279,544)	$—	($2,279,544)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

34 See financial notes

 Laudus Mondrian International Fixed Income Fund

Statement of
Assets and Liabilities
As of September 30, 2013; unaudited

Assets

Investments, at value (cost $684,196,304)		$680,137,079
Foreign currency, at value (cost $2,468,287)		2,484,726
Receivables:
Interest		9,017,679
Fund shares sold		1,341,672
Foreign tax reclaims		92,704
Prepaid expenses	+	8,672

Total assets		693,082,532

Liabilities

Payables:
Fund shares redeemed		495,431
Investment adviser fees		34,460
Independent trustees’ retirement plan		31,431
Unrealized losses on forward foreign currency exchange contracts		2,279,544
Accrued expenses	+	100,993

Total liabilities		2,941,859

Net Assets

Total assets		693,082,532
Total liabilities	−	2,941,859

Net assets		$690,140,673

Net Assets by Source
Capital received from investors		732,099,579
Net investment loss		(16,246,367)
Net realized capital losses		(19,564,364)
Net unrealized capital losses		(6,148,175)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$690,140,673		63,600,093		$10.85

See financial notes 35

 Laudus Mondrian International Fixed Income Fund

Statement of
Operations
For the period April 1, 2013 through September 30, 2013; unaudited

Investment Income

Interest		$7,243,137

Expenses

Investment adviser fees		2,109,742
Custodian fees		143,859
Transfer agent fees		62,619
Accounting and administration fees		34,279
Registration fees		28,812
Professional fees		27,515
Shareholder reports		15,334
Independent trustees’ fees		10,796
Interest expense		1,162
Other expenses	+	9,921

Total expenses	−	2,444,039

Net investment income		4,799,098

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(24,231,621)
Net realized gains on foreign currency transactions	+	2,490,849

Net realized losses		(21,740,772)
Net unrealized gains on investments		7,941,594
Net unrealized losses on foreign currency translations	+	(1,696,864)

Net unrealized gains	+	6,244,730

Net realized and unrealized losses		(15,496,042)

Decrease in net assets resulting from operations		($10,696,944)

36 See financial notes

 Laudus Mondrian International Fixed Income Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/13-9/30/13			4/1/12-3/31/13
Net investment income		$4,799,098	$11,019,445
Net realized losses		(21,740,772)	(16,176,063)
Net unrealized gains (losses)	+	6,244,730	(20,670,859)

Decrease in net assets from operations		(10,696,944)	(25,827,477)

Distributions to Shareholders

Distributions from net investment income		—	(11,505,215)
Distributions from net realized gains	+	—	(4,808,939)

Total distributions		$—	($16,314,154)

Transactions in Fund Shares

		4/1/13-9/30/13		4/1/12-3/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,198,012	$98,969,086	22,270,859	$260,158,454
Shares reinvested		—	—	391,599	4,606,158
Shares redeemed	+	(12,906,429)	(139,366,289)	(31,283,162)	(362,792,774)

Net transactions in fund shares		(3,708,417)	($40,397,203)	(8,620,704)	($98,028,162)

Shares Outstanding and Net Assets

		4/1/13-9/30/13		4/1/12-3/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		67,308,510	$741,234,820	75,929,214	$881,404,613
Total decrease	+	(3,708,417)	(51,094,147)	(8,620,704)	(140,169,793)

End of period		63,600,093	$690,140,673	67,308,510	$741,234,820

Net investment loss/Distributions in excess of net investment income			($16,246,367)		($21,045,465)

See financial notes 37

Laudus Mondrian Global Fixed Income Fund

Financial Statements

Financial Highlights

	4/1/13–		7/10/12[1]–
	9/30/13*		3/31/13

Per-Share Data ($)

Net asset value at beginning of period	9.61		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06	[2]	0.11
Net realized and unrealized gains (losses)	(0.31)		(0.40)

Total from investment operations	(0.25)		(0.29)
Less distributions:
Distributions from net investment income	—		(0.09)
Distributions from net realized gains	—		(0.01)

Total distributions	—		(0.10)

Net asset value at end of period	9.36		9.61

Total return (%)	(2.60)[3]		(2.95)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.85	[4]	0.22 [4,5]
Gross operating expenses	1.72	[4]	1.28 [4]
Net investment income (loss)	1.17	[4]	1.56 [4]
Portfolio turnover rate	26	[3]	73 [3]
Net assets, end of period ($ x 1,000)	22,306		29,074

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective July 11, 2012 through January 10, 2013, the net operating expense limitation was 0.00%. The ratio presented for the period ended 3/31/13 is a blended ratio.

38 See financial notes

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings as of September 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

54.3%	Government Bonds	13,144,349	12,103,038
2.3%	Corporate Bonds	426,414	510,139
6.6%	Supranational	1,518,728	1,477,348
35.8%	U.S. Government Securities	8,141,594	7,991,464
0.3%	Other Investment Company	64,017	64,017

99.3%	Total Investments	23,295,102	22,146,006
0.7%	Other Assets and Liabilities, Net		159,542

100.0%	Net Assets		22,305,548

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 54.3% of net assets

Australia 8.0%
Australia Government Bond
4.75%, 06/15/16 (AUD)	205,000	201,388
5.25%, 03/15/19 (AUD)	410,000	420,510
4.50%, 04/15/20 (AUD)	465,000	459,787
5.75%, 05/15/21 (AUD)	657,000	699,284

		1,780,969

Brazil 4.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17 (BRL)	420,000	182,659
10.00%, 01/01/21 (BRL)	1,069,000	445,577
10.00%, 01/01/23 (BRL)	680,000	269,658

		897,894

Canada 5.0%
Canadian Government Bond
1.25%, 03/01/18 (CAD)	800,000	759,055
3.25%, 06/01/21 (CAD)	350,000	362,582

		1,121,637

Colombia 1.5%
Colombia Government International Bond
7.75%, 04/14/21 (COP)	323,000,000	192,771
Colombian TES
7.25%, 06/15/16 (COP)	80,000,000	43,893
5.00%, 11/21/18 (COP)	97,000,000	48,900
10.00%, 07/24/24 (COP)	81,000,000	52,884

		338,448

Germany 4.8%
Bundesobligation
0.50%, 02/23/18 (EUR)	570,000	767,065
Bundesrepublik Deutschland
3.25%, 07/04/42 (EUR)	195,000	299,606

		1,066,671

Hungary 0.8%
Hungary Government Bond
6.75%, 02/24/17 (HUF)	11,000,000	53,203
6.50%, 06/24/19 (HUF)	17,000,000	82,213
6.00%, 11/24/23 (HUF)	8,000,000	36,942

		172,358

Indonesia 0.9%
Indonesia Treasury Bond
5.25%, 05/15/18 (IDR)	1,800,000,000	140,721
5.63%, 05/15/23 (IDR)	800,000,000	56,235

		196,956

Japan 10.6%
Japan Government Ten Year Bond
1.30%, 12/20/14 (JPY)	14,000,000	144,515
1.50%, 03/20/15 (JPY)	76,400,000	793,183
1.40%, 03/20/18 (JPY)	62,000,000	664,200
1.50%, 09/20/18 (JPY)	25,000,000	270,189
0.80%, 09/20/20 (JPY)	47,700,000	498,058

		2,370,145

Malaysia 1.3%
Malaysia Government Bond
3.31%, 10/31/17 (MYR)	630,000	191,884
4.24%, 02/07/18 (MYR)	90,000	28,229
3.42%, 08/15/22 (MYR)	258,000	77,001

		297,114

Mexico 2.2%
Mexico Government Bond
8.00%, 12/17/15 (MXN)	2,200,000	182,568
7.25%, 12/15/16 (MXN)	1,080,000	89,731
7.75%, 12/14/17 (MXN)	100,000	8,548
8.00%, 12/07/23 (MXN)	1,000,000	87,484
7.50%, 06/03/27 (MXN)	1,500,000	125,685

		494,016

See financial notes 39

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Peru 1.0%
Peru Government Bond
8.60%, 08/12/17 (PEN)	94,000	39,253
7.84%, 08/12/20 (PEN)	394,000	164,120
5.20%, 09/12/23 (PEN)	20,000	7,106

		210,479

Poland 2.1%
Poland Government Bond
5.50%, 04/25/15 (PLN)	440,000	146,165
5.25%, 10/25/20 (PLN)	330,000	112,093
5.75%, 09/23/22 (PLN)	565,000	198,264

		456,522

Qatar 1.6%
Qatar Government International Bond
5.25%, 01/20/20 (USD) (c)	320,000	360,800

South Africa 1.5%
South Africa Government Bond
13.50%, 09/15/15 (ZAR)	690,000	77,981
8.00%, 12/21/18 (ZAR)	1,135,000	117,988
10.50%, 12/21/26 (ZAR)	1,050,000	126,020

		321,989

Sweden 7.9%
Sweden Government Bond
3.75%, 08/12/17 (SEK)	2,200,000	370,541
4.25%, 03/12/19 (SEK)	4,700,000	822,343
3.50%, 06/01/22 (SEK)	3,070,000	522,442
3.50%, 03/30/39 (SEK)	285,000	47,621

		1,762,947

Turkey 1.1%
Turkey Government Bond
9.00%, 03/08/17 (TRY)	120,000	60,147
6.30%, 02/14/18 (TRY)	120,000	54,147
7.10%, 03/08/23 (TRY)	320,000	139,799

		254,093

Total Government Bonds
(Cost $13,144,349)		12,103,038

Corporate Bonds 2.3% of net assets

Netherlands 0.5%
ING Bank N.V.
6.13%, 05/29/23 (EUR) (a)(b)	80,000	119,254

United Kingdom 1.8%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	250,000	390,885

Total Corporate Bonds
(Cost $426,414)		510,139

Supranational 6.6% of net assets

European Investment Bank
1.90%, 01/26/26 (JPY)	65,000,000	730,727
European Union Notes
2.75%, 06/03/16 (EUR)	520,000	746,621

Total Supranational
(Cost $1,518,728)		1,477,348

U.S. Government Securities 35.8% of net assets

United States 35.8%
U.S. Treasury Notes
0.25%, 10/31/13 (USD)	455,000	455,071
1.75%, 01/31/14 (USD)	95,000	95,544
0.25%, 12/15/14 (USD)	150,000	150,173
4.13%, 05/15/15 (USD)	586,500	623,316
4.00%, 08/15/18 (USD)	865,000	975,626
1.50%, 08/31/18 (USD)	800,000	805,406
1.25%, 04/30/19 (USD)	900,000	883,687
3.63%, 08/15/19 (USD)	670,000	743,831
2.13%, 08/31/20 (USD)	800,000	807,156
3.63%, 02/15/21 (USD)	1,050,000	1,162,014
2.13%, 08/15/21 (USD)	1,300,000	1,289,640

Total U.S. Government Securities
(Cost $8,141,594)		7,991,464

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional U.S. Government Money Market Fund 0.00% (d)	64,017	64,017

Total Other Investment Company
(Cost $64,017)		64,017

End of Investments.

40 See financial notes

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

At 09/30/13, the tax basis cost of the fund’s investments was $23,298,590, and the unrealized appreciation and depreciation were $354,567 and ($1,507,151), respectively, with a net depreciation of ($1,152,584).

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $360,800 or 1.6% of net assets.
(d)	The rate shown is the 7-day yield.

AUD —	Australian dollar
BRL —	Brazilian real
CAD —	Canadian dollar
CLP —	Chilean peso
COP —	Colombian peso
EUR —	euro currency
GBP —	Great British pound
HUF —	Hungarian forint
IDR —	Indonesian rupiah
INR —	Indian rupee
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
PEN —	Peruvian nuevo sol
PLN —	Polish zloty
RUB —	Russian ruble
SEK —	Swedish krona
TRY —	Turkish lira
USD —	U.S. dollar
ZAR —	South African rand

In addition to the above, the fund held the following at 09/30/13:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
		to be	to be	to be	to be	(Losses)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

10/31/2013	State Street Bank London	AUD	53,500	USD	49,815	898
10/31/2013	State Street Bank London	AUD	112,500	USD	104,752	1,501
10/31/2013	State Street Bank London	CAD	56,500	USD	54,812	1,103
10/30/2013	Bank of New York Mellon	CLP	93,327,000	USD	184,210	1,931
10/31/2013	Bank of New York Mellon	INR	8,226,500	USD	130,339	10,384
10/31/2013	State Street Bank London	RUB	5,995,500	USD	184,201	3,246
10/31/2013	State Street Bank London	USD	1,899,029	AUD	2,039,500	(26,645)
10/31/2013	State Street Bank London	USD	1,154,438	CAD	1,190,000	1,890

Net unrealized losses on Forward Foreign Currency Exchange Contracts						(5,692)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$12,103,038	$—	$12,103,038
Corporate Bonds[1]	—	510,139	—	510,139
Supranational	—	1,477,348	—	1,477,348
U.S. Government Securities[1]	—	7,991,464	—	7,991,464
Other Investment Company[1]	64,017	—	—	64,017

Total	$64,017	$22,081,989	$—	$22,146,006

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$20,953	$—	$20,953

See financial notes 41

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($26,645)	$—	($26,645)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

42 See financial notes

 Laudus Mondrian Global Fixed Income Fund

Statement of
Assets and Liabilities
As of September 30, 2013; unaudited

Assets

Investments, at value (cost $23,295,102)		$22,146,006
Foreign currency, at value (cost $24,367)		24,600
Receivables:
Interest		207,472
Foreign tax reclaims		11,897
Due from investment adviser		593
Fund shares sold		150
Unrealized gains on forward foreign currency exchange contracts		20,953
Prepaid expenses	+	366

Total assets		22,412,037

Liabilities

Payables:
Fund shares redeemed		30,673
Unrealized losses on forward foreign currency exchange contracts		26,645
Accrued expenses	+	49,171

Total liabilities		106,489

Net Assets

Total assets		22,412,037
Total liabilities	−	106,489

Net assets		$22,305,548

Net Assets by Source
Capital received from investors		24,626,948
Net investment loss		(721,107)
Net realized capital losses		(447,174)
Net unrealized capital losses		(1,153,119)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$22,305,548		2,383,550		$9.36

See financial notes 43

 Laudus Mondrian Global Fixed Income Fund

Statement of
Operations
For the period April 1, 2013 through September 30, 2013; unaudited

Investment Income

Interest (net of foreign withholding taxes of $1,478)		$255,325

Expenses

Investment adviser fees		85,796
Professional fees		28,513
Accounting and administration fees		24,415
Shareholder reports		18,796
Custodian fees		16,419
Registration fees		13,867
Sub-Accounting fees		12,617
Transfer agent fees		9,279
Independent trustees’ fees		4,614
Other expenses	+	2,428

Total expenses		216,744
Expense reduction by adviser	−	109,499

Net expenses	−	107,245

Net investment income		148,080

Realized and Unrealized Gains (Losses)

Net realized losses on investments (net of foreign capital gain tax of $14)		(672,802)
Net realized gains on foreign currency transactions	+	229,654

Net realized losses		(443,148)
Net unrealized losses on investments		(441,638)
Net unrealized gains on foreign currency translations	+	449

Net unrealized losses	+	(441,189)

Net realized and unrealized losses		(884,337)

Decrease in net assets resulting from operations		($736,257)

44 See financial notes

 Laudus Mondrian Global Fixed Income Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/13-9/30/13			7/10/12*-3/31/13
Net investment income		$148,080	$454,638
Net realized losses		(443,148)	(899,728)
Net unrealized losses	+	(441,189)	(711,930)

Decrease in net assets from operations		(736,257)	(1,157,020)

Distributions to Shareholders

Distributions from net investment income		—	(394,510)
Distributions from net realized gains	+	—	(33,613)

Total distributions		$—	($428,123)

Transactions in Fund Shares

		4/1/13-9/30/13		7/10/12*-3/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		31,634	$296,642	5,274,332	$52,781,806
Shares reinvested		—	—	30,283	305,603
Shares redeemed	+	(674,035)	(6,329,237)	(2,278,664)	(22,427,866)

Net transactions in fund shares		(642,401)	($6,032,595)	3,025,951	$30,659,543

Shares Outstanding and Net Assets

		4/1/13-9/30/13		7/10/12*-3/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,025,951	$29,074,400	—	$—
Total increase or decrease	+	(642,401)	(6,768,852)	3,025,951	29,074,400

End of period		2,383,550	$22,305,548	3,025,951	$29,074,400

Net investment loss/Distributions in excess of net investment income			($721,107)		($869,187)

*	Commencement of operations.

See financial notes 45

 Laudus Mondrian Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the Laudus Mondrian Funds in this report is a series of Laudus Trust, (the “trust”) a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Mondrian Global Fixed Income Fund
Laudus U.S. Large Cap Growth Fund
(formerly Laudus Growth Investors U.S. Large Cap Growth Fund)

Each fund, with the exception of Laudus Mondrian International Fixed Income Fund and Laudus Mondrian Global Fixed Income Fund, offers three share classes: Investor Shares, Select Shares and Institutional Shares.

Each class of shares generally has identical rights and preferences, except that each class is subject to different eligibility conditions, bears different distribution and sub-transfer agent expenses, and separate voting rights on matters pertaining solely to that class of shares.

Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

46

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Forward foreign currency exchange contracts: Forwards are valued at a value based on that day’s forward exchange rates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more

 47

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of September 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Forward Foreign Currency Exchange Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case

48

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year with the exception of Laudus Mondrian International Fixed Income Fund and Laudus Mondrian Global Fixed Income Fund which make distributions from net investment income, if any, quarterly.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of September 30, 2013, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

 49

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that the investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — mid- or small-cap stocks, for instance — a fund’s large-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries, and at times, it may be difficult to value such investments.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund.

Interest rates rise and fall over time, which will affect a fund’s yield and share price. The credit quality of a portfolio investment could also cause the fund’s share price to fall. A fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between CSIM and the trust. Mondrian Investment Partners Limited (“Mondrian”), the funds’ sub-adviser, provides day-to-day portfolio management services to the funds, subject to the supervision of CSIM.

For its advisory services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets described as follows:

	First $1 billion	Over $1 billion

Laudus Mondrian International Equity Fund	0.85%	0.80%
Laudus Mondrian Emerging Markets Fund	1.20%	1.15%
Laudus Mondrian International Fixed Income Fund	0.60%	0.60%
Laudus Mondrian Global Fixed Income Fund	0.68%	0.68%

50

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

CSIM (not the funds) pays a portion of the management fees it receives to Mondrian in return for its services.

CSIM has contractually agreed, until at least July 30, 2015, to waive a portion of its management fee and bear certain expenses of each fund. As such, CSIM further agrees to reimburse the funds to limit the annual expenses, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the funds’ business as follows:

	Laudus Mondrian	Laudus Mondrian
	International	Emerging
	Equity Fund	Markets Fund

Investor Shares	1.40%	1.80%
Select Shares	1.12%	1.52%
Institutional Shares	1.05%	1.45%

In addition to the funds listed above, CSIM has contractually agreed, until at least July 30, 2015 to limit the annual expenses of the Laudus Mondrian International Fixed Income Fund and the Laudus Mondrian Global Fixed Income Fund to 0.75% and 0.85%, respectively.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the funds’ net expenses to exceed the limit (as stated in CSIM’s contractual undertaking) during the respective year. For the period ended September 30, 2013, there were no prior year amounts recouped. As of September 30, 2013, the balance of recoupable expenses and the respective years of expiration are as follows:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Emerging	International Fixed	Global Fixed
Expiration Date	Equity Fund	Markets Fund	Income Fund	Income Fund

March 31, 2014	$209,921	$95,553	$—	$—
March 31, 2015	79,688	72,040	—	305,963
March 31, 2016	26,216	41,116	—	109,499

Total	$315,825	$208,709	$—	$415,462

5. Distribution and Shareholder Services:

The trust has a Distribution and Shareholder Service Plan with respect to its Investor Shares pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares of the funds are sold on a continuous basis by the trust’s distributor, ALPS Distributors, Inc. Under the Distribution and Shareholder Services Plan, the funds pay distribution and shareholder servicing fees in connection with the sale and servicing of the Investor Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Investor Shares. In addition, the trustees have authorized each fund to reimburse, out of the Investor and Select Shares assets of the funds, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor or Select Shares an amount of up to 0.15% of the average daily net assets of that class on an annual basis. Further, the trustees have authorized the Laudus Mondrian Global Fixed Income Fund to reimburse, out of the assets of the fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds.

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

 51

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

6. Board of Trustees (continued):

Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continue to be adjusted by performance of the funds. As a result, the amount of the retirement benefits payable to certain independent trustees may increase or decrease based on the performance of the funds.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended September 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities		Sales/Maturities of Securities

Laudus Mondrian International Equity Fund	$29,704,512		$6,520,713
Laudus Mondrian Emerging Markets Fund	64,258,059		39,689,148
Laudus Mondrian International Fixed Income Fund	161,035,287		187,175,225
Laudus Mondrian Global Fixed Income Fund	6,451,554	*	11,602,900	*

*	Includes Purchases of Securities of $2,685,561 and Sales/Maturities of Securities of $2,031,601 of long-term U.S. Government securities.

9. Derivatives:

The funds invested in forward foreign currency exchange contracts (“forwards”) during the report period. The funds invested in forwards to hedge part of the funds’ exposure to currencies that were deemed to be overvalued by the sub-adviser. Refer to financial note 2(b) for the funds’ accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period, the month-end average forward foreign currency notional amount and the month-end average unrealized gains (losses) were as follows:

	Forward Foreign Currency	Net Unrealized
	Notional Contracts	Gains (Losses)

Laudus Mondrian International Equity Fund	$3,877,097	$140,628
Laudus Mondrian Emerging Markets Fund	—	—
Laudus Mondrian International Fixed Income Fund	43,810,321	890,377
Laudus Mondrian Global Fixed Income Fund	3,497,353	82,419

52

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

9. Derivatives (continued):

The fair value of forwards held by the funds is presented in unrealized gains (losses) on forward foreign currency exchange contracts on the Statement of Assets and Liabilities as follows:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Emerging	International Fixed	Global Fixed
	Equity Fund	Markets Fund	Income Fund	Income Fund
Asset Derivatives	Fair Value

Forward Foreign Currency Exchange Contracts[1]	$—	$—	$—	$20,953

Liability Derivatives	Fair Value

Forward Foreign Currency Exchange Contracts[2]	$53,465	$—	$2,279,544	$26,645

[1]	Statement of Assets and Liabilities location: Unrealized gains on forward foreign currency exchange contracts.
[2]	Statement of Assets and Liabilities location: Unrealized losses on forward foreign currency exchange contracts.

During the period ending September 30, 2013, the forwards held by the funds, categorized by primary risk exposure, were:

	Forward Foreign Currency Exchange Contracts
	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Emerging	International Fixed	Global Fixed
	Equity Fund	Markets Fund	Income Fund	Income Fund

Realized Gains (Losses)[1]	$494,224	$—	$3,984,274	$252,814
Change in Unrealized Gains (Losses)[2]	($50,341)	$—	($2,041,190)	($2,235)

[1]	Statement of Operations location: Net realized gains/losses on foreign currency transactions.
[2]	Statement of Operations location: Net unrealized gains/losses on foreign currency translations.

During the current reporting period, the funds adopted the new disclosure requirements for offsetting assets and liabilities pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The funds’ derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the tables below. The following tables present the funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of any related collateral received by the funds for assets and pledged by the funds for liabilities as of September 30, 2013.

Laudus Mondrian International Equity Fund
		Gross Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Liabilities
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Pledged	Amounts(a)

State Street Bank London	($53,465)	$—	$—	($53,465)

Total	($53,465)	$—	$—	($53,465)

 53

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

9. Derivatives (continued):

Laudus Mondrian International Fixed Income Fund
		Gross Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Liabilities
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Pledged	Amounts(a)

State Street Bank London	($2,279,544)	$—	$—	($2,279,544)

Total	($2,279,544)	$—	$—	($2,279,544)

Laudus Mondrian Global Fixed Income Fund
		Gross Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Assets
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Received	Amounts(b)

Bank of New York Mellon	$12,315	$—	$—	$12,315
State Street Bank London	8,638	(8,638)	—	—

Total	$20,953	($8,638)	$—	$12,315

	Net Amounts of Liabilities
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Pledged	Amounts(a)

State Street Bank London	($26,645)	$8,638	$—	($18,007)

Total	($26,645)	$8,638	$—	($18,007)

[a]	Net amount represents the net amount payable to the counterparty in the event of default.
[b]	Net amount represents the net amount due from the counterparty in the event of default.

10. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(4/1/13-9/30/13)	(4/1/12-3/31/13)

Laudus Mondrian International Equity Fund	$1,110	$2,074
Laudus Mondrian Emerging Markets Fund	4,524	1,333
Laudus Mondrian International Fixed Income Fund	20,024	22,626
Laudus Mondrian Global Fixed Income Fund	55	3,355

54

 Laudus Mondrian Funds

Financial Notes, unaudited (continued)

11. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Emerging	International Fixed	Global Fixed
Expiration Date	Equity Fund	Markets Fund	Income Fund	Income Fund

No expiration*	$1,678,821	$—	$—	$—

Total	$1,678,821	$—	$—	$—

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2013, the funds had deferred realized capital losses and late-year ordinary losses as follows:

	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian	Laudus Mondrian
	International	Emerging	International Fixed	Global Fixed
	Equity Fund	Markets Fund	Income Fund	Income Fund

Capital losses deferred	$2,848,498	$—	$487,668	$—
Late-year ordinary losses deferred	—	—	19,789,414	875,221

As of March 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statement. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2013, the funds did not incur any interest or penalties.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 55

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreements between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the subadvisory agreements between CSIM and Mondrian Investment Partners Limited (“Mondrian”) (such investment advisory and sub-advisory agreements, collectively, the “Agreements”) with respect to Laudus Mondrian International Equity Fund, Laudus Mondrian Emerging Markets Fund, Laudus Mondrian International Fixed Income Fund and Laudus Mondrian Global Fixed Income Fund (the “Funds”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and Mondrian, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and Mondrian, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to Mondrian seeking certain relevant information. The responses by CSIM and Mondrian are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreements for an additional one-year term at the meeting held on June 4, 2013. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and Mondrian, dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of Mondrian; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by Mondrian to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and Mondrian to the Funds and the resources of CSIM and its affiliates and the resources of Mondrian dedicated to the Funds supported renewal of the Agreements.

56

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Although, Laudus Mondrian International Equity Fund, Laudus Mondrian International Fixed Income Fund and Laudus Mondrian Global Fixed Income Fund had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements, including that the underperformance was attributable, to a significant extent, to investment decisions by Mondrian that were reasonable and consistent with Mondrian’s investment style and the investment objective and policies of each Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer categories and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and fees charged by Mondrian to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to Mondrian, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and Mondrian from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or Mondrian obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and Mondrian, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and Mondrian, and their respective affiliates. With respect to the profitability of Mondrian, the Board also considered that Mondrian is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and Mondrian is reasonable and supported renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered CSIM’s agreements to contractual investment advisory fee schedules that, for Laudus Mondrian International Equity Fund and Laudus Mondrian Emerging Markets Fund, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 57

Trustees and Officers

The tables below give information about the trustees and officers of Laudus Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Laudus Trust since 2004.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Laudus Trust since 2010.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Laudus Trust since 2004.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Laudus Trust since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Laudus Trust since 2011.)	Retired. Formerly, Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Laudus Trust since 2010.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

58

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Laudus Trust since 2010.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Laudus Trust since 2010)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Laudus Trust since 2010.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Laudus Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

 59

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Laudus Trust since 2006.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

Catherine MacGregor 1964 Vice President, Chief Legal Officer and Clerk (Officer of Laudus Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

David Lekich 1964 Vice President and Assistant Clerk (Officer of Laudus Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 –
Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Laudus Funds who also serves as an independent trustee of Schwab Funds to retire from the Boards of Laudus Funds upon their required retirement date from either the Boards of Trustees of Laudus Funds or Schwab Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

60

Glossary

Bond is a security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Bond credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

Citigroup non-U.S. Dollar World Government Bond Index measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least one year.

Citigroup World Government Bond Index measures the total rate of return for the government bonds of 23 countries with a remaining maturity of at least one year. Investors cannot invest directly in any index and index figures do not include trading and management costs.

Dividend yield is an expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.

Duration A measure of an individual bond’s sensitivity to interest rates. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

Weighted Average Duration A measure of the duration of all bonds in a fund’s portfolio, based on the market value weighted average duration of each bond in the portfolio.

Maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

MSCI EAFE® Index (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI EAFE® Value Index (Net) is a free float-adjusted market capitalization index that is designed to measure large and mid cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on each fund’s most recent Form N-Q is also available at www.laudus.com.

 61

Notes

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.877.824.5615 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR45085-05
00106748

Semiannual Report September 30, 2013

COMMAND PERFORMANCETM

Laudus U.S. Large Cap Growth Fund
(formerly, Laudus Growth Investors U.S. Large Cap Growth Fund)

Adviser
Charles Schwab Investment Management, Inc.

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Six Months Ended September 30, 2013

Laudus U.S. Large Cap Growth Fund (Ticker Symbol: LGILX)	13.41%

Russell 1000® Growth Index	10.34%

Performance Details	page 6

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please see prospectus for further detail and investor eligibility requirements.

4 Laudus U.S. Large Cap Growth Fund

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

Turning to performance for the six months ended September 30, 2013, the fund returned 13.4% compared with the 10.3% return of the Russell 1000 Growth Index.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report concerning the Laudus U.S. Large Cap Growth Fund. We’ve recently made some changes to the fund, including the appointment of a new sub-adviser. Effective October 4, 2013, BlackRock Investment Management, LLC became the day-to-day manager of the fund, replacing UBS Global Asset Management (Americas) Inc.

This sub-adviser change reflects our mission with the Laudus Fund family, which is to provide shareholders with access to third-party managers with strong investment processes. We evaluated many investment managers for this role, and believe that BlackRock represents the best overall fit. Mr. Lawrence G. Kemp, who previously led the team behind the fund’s successful long-term track record at UBS, is now with BlackRock, and is once again leading the team managing the fund. We also shortened the fund’s name and modestly reduced the fund’s operating expense ratio.

Turning to performance for the six months ended September 30, 2013, the fund returned 13.4% compared with the 10.3% return of the Russell 1000 Growth Index. The backdrop for the returns included continued low interest rates and some signs of improvement in the U.S. economy. As a result, the Federal Reserve revealed in May that it was considering “tapering” some of its stimulative economic policies, although to date, the timing of the tapering is still uncertain. Market volatility and long-term interest rates rose in response to the May announcement, while stocks fell, particularly in sectors traditionally known for paying high dividends. However, stocks generally overcame these obstacles by the end of the period, even as worries emerged about a possible government shutdown in October.

For more information about the performance, holdings, and portfolio characteristics of the fund, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about this fund by visiting www.laudus.com. We are also happy to hear from you at 1-800-447-3332.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index figures assume dividends and distributions were reinvested.

For index definitions, please see the Glossary.

Charles Schwab & Co, Inc., UBS Global Asset Management (Americas) Inc., BlackRock Investment Management, LLC, and ALPS Distributors, Inc. are unaffiliated entities.

Laudus U.S. Large Cap Growth Fund 5

Laudus U.S. Large Cap Growth Fund

Performance and Fund Facts as of 09/30/13

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

 Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Laudus U.S. Large Cap Growth Fund (10/14/97)[1]	13.41%	21.54%	14.21%	10.72%
Russell 1000® Growth Index[2]	10.34%	19.27%	12.07%	7.82%

Fund Expense Ratios3: Net 0.78%; Gross 0.82%

 Fund Characteristics

Number of Securities[4]	51
Weighted Average Market Cap ($ x 1,000,000)	$82,081
Price/Earnings Ratio (P/E)	24.34
Price/Book Ratio (P/B)	4.56
Portfolio Turnover (One year trailing)	63%

 Fund Overview

Fund

Minimum Initial Investment	$100
Inception Date	10/14/1997*
Ticker Symbol	LGILX
Cusip	51855Q549
NAV	$17.67

 Sector Weightings % of Equities

Information Technology	33.3%
Consumer Discretionary	21.4%
Health Care	13.0%
Industrials	12.2%
Consumer Staples	7.1%
Energy	5.4%
Financials	3.7%
Telecommunication Services	2.0%
Materials	1.9%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	5.5%
Google, Inc., Class A	4.5%
Priceline.com, Inc.	3.3%
eBay, Inc.	3.2%
Facebook, Inc., Class A	3.1%
Gilead Sciences, Inc.	2.8%
Precision Castparts Corp.	2.8%
QUALCOMM, Inc.	2.8%
Salesforce.com, Inc.	2.7%
Amazon.com, Inc.	2.6%
Total	33.3%

Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of a fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

Portfolio holdings may have changed since the report date.

*	Inception date is that of the fund’s predecessor fund, the Y Class of the UBS U.S. Large Cap Growth Fund.
[1]	Effective July 13, 2009, all outstanding Class A, B and C shares of the UBS U.S. Large Cap Growth Fund (UBS Growth Fund) were converted to Class Y shares, and the UBS Growth Fund’s assets were acquired by the Laudus Growth Investors U.S. Large Cap Growth Fund. The performance and financial history prior to July 13, 2009 are that of the Class Y shares of the predecessor fund. Effective October 4, 2013, the name of the fund was changed to Laudus U.S. Large Cap Growth Fund.
[2]	Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	As stated in the prospectus dated July 29, 2013. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/15. The adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements. Effective October 4, 2013, the expense limitation agreement was amended to contractually limit total annual fund operating expenses (exclusive of interest, taxes and certain non-routine expenses) of the fund to 0.77% until at least July 30, 2015. For more information, see financial note 4 or refer to the prospectus supplement dated October 4, 2013.
[4]	Short-term investments are not included.
[5]	This list is not a recommendation of any security by the investment adviser or subadviser.

6 Laudus U.S. Large Cap Growth Fund

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2013 and held through September 30, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/13	at 9/30/13	4/1/13–9/30/13

Laudus U.S. Large Cap Growth Fund
Actual Return	0.80%	$1,000.00	$1,134.10	$4.28
Hypothetical 5% Return	0.80%	$1,000.00	$1,021.06	$4.05

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

Laudus U.S. Large Cap Growth Fund 7

Laudus U.S. Large Cap Growth Fund

Financial Statements

Financial Highlights

	4/1/13–		4/1/12–	4/1/11–	4/1/10–	7/1/09–		7/1/08–	7/1/07–
	9/30/13*		3/31/13	3/31/12	3/31/11	3/31/10[1]		6/30/09	6/30/08

Per-Share Data ($)

Net asset value at beginning of period	15.58		14.83	13.36	11.23	8.68		11.45	10.94

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[2]		0.02 [2]	(0.02)[2]	0.01 [2]	0.01	[2]	0.03 [2]	0.01 [2]
Net realized and unrealized gains (losses)	2.10		1.01	1.77	2.13	2.58		(2.80)	0.59

Total from investment operations	2.09		1.03	1.75	2.14	2.59		(2.77)	0.60
Less distributions:
Distributions from net investment income	—		(0.02)	—	(0.01)	(0.04)		—	(0.01)
Distributions from net realized gains	—		(0.26)	(0.28)	—	—		—	(0.08)

Total distributions	—		(0.28)	(0.28)	(0.01)	(0.04)		—	(0.09)

Net asset value at end of period	17.67		15.58	14.83	13.36	11.23		8.68	11.45

Total return (%)	13.41	[3]	7.09	13.58	19.07	30.02	[3]	(24.19)	5.52

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.80	[4,5]	0.78	0.78	0.78	0.78	[4]	0.80	0.80
Gross operating expenses	0.80	[4]	0.82	0.88	0.94	0.99	[4]	1.23	1.21
Net investment income (loss)	(0.14)[4]		0.13	(0.17)	0.06	0.12	[4]	0.41	0.05
Portfolio turnover rate	24	[3]	76	96	98	72	[3]	132	102
Net assets, end of period ($ x 1,000)	1,769,235		1,695,291	1,029,502	468,963	214,872		54,344	76,175

* Unaudited.
1 Effective July 13, 2009, all outstanding Class A, B, and C shares in the UBS U.S. Large Cap Growth Fund (UBS Growth Fund) were converted to Class Y shares, and the UBS Growth Fund’s assets were acquired by Laudus U.S. Large Cap Growth Fund which commenced operations on that day. The Financial Highlights above present the Y Class shares of the UBS Growth Fund prior to the acquisition date of July 13, 2009 and Laudus U.S. Large Cap Growth Fund subsequent to that date. (Note that the UBS Growth Fund had a fiscal year ending June 30 whereas the Laudus U.S. Large Cap Growth Fund has a fiscal year ending March 31).
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expense would have been 0.78%, if certain non-routine expenses (proxy expense) had not been incurred.

8 See financial notes

 Laudus U.S. Large Cap Growth Fund

Portfolio Holdings as of September 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.laudus.com.

			Cost	Value
Holdings by Category			($)	($)

97.4%		Common Stock	1,296,524,935	1,723,068,967
2.6%		Other Investment Companies	46,479,161	46,613,321

100.0%		Total Investments	1,343,004,096	1,769,682,288
(0	.0)%	Other Assets and Liabilities, Net		(446,889)

100.0%		Net Assets		1,769,235,399

	Number	Value
Security	of Shares	($)

Common Stock 97.4% of net assets

Capital Goods 10.3%
AMETEK, Inc.	656,100	30,193,722
Cummins, Inc.	208,800	27,743,256
Danaher Corp.	500,200	34,673,864
Precision Castparts Corp.	215,400	48,947,496
United Technologies Corp.	379,300	40,896,126

		182,454,464

Consumer Durables & Apparel 9.5%
Lululemon Athletica, Inc. *	454,101	33,190,242
Michael Kors Holdings Ltd. *	599,800	44,697,096
Mohawk Industries, Inc. *	178,900	23,301,725
NIKE, Inc., Class B	630,200	45,777,728
Ralph Lauren Corp.	131,500	21,661,995

		168,628,786

Consumer Services 2.2%
Las Vegas Sands Corp.	594,700	39,499,974

Diversified Financials 1.6%
Discover Financial Services	555,700	28,085,078

Energy 5.3%
Concho Resources, Inc. *	299,700	32,610,357
EOG Resources, Inc.	92,400	15,641,472
FMC Technologies, Inc. *	282,200	15,639,524
Schlumberger Ltd.	337,200	29,794,992

		93,686,345

Food, Beverage & Tobacco 4.7%
Kellogg Co.	670,800	39,396,084
Monster Beverage Corp. *	466,400	24,369,400
The Hain Celestial Group, Inc. *	248,300	19,148,896

		82,914,380

Health Care Equipment & Services 5.3%
Cardinal Health, Inc.	467,100	24,359,265
Catamaran Corp. *	601,400	27,634,330
Intuitive Surgical, Inc. *	49,700	18,700,619
UnitedHealth Group, Inc.	323,400	23,158,674

		93,852,888

Household & Personal Products 2.2%
The Estee Lauder Cos., Inc., Class A	552,300	38,605,770

Insurance 0.7%
The Progressive Corp.	459,400	12,509,462

Materials 1.9%
The Sherwin-Williams Co.	183,800	33,484,684

Media 1.1%
Liberty Global plc, Class A *	245,700	19,496,295

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Allergan, Inc.	321,300	29,061,585
Biogen Idec, Inc. *	150,800	36,306,608
Gilead Sciences, Inc. *	798,000	50,146,320
Quintiles Transnational Holdings, Inc. *	122,100	5,479,848
Zoetis, Inc.	281,500	8,760,280

		129,754,641

Real Estate 1.3%
Realogy Holdings Corp. *	534,640	23,000,213

Retailing 7.9%
Amazon.com, Inc. *	148,000	46,270,720
Dollar General Corp. *	625,900	35,338,314
Priceline.com, Inc. *	58,000	58,635,100

		140,244,134

Software & Services 23.2%
eBay, Inc. *	1,022,800	57,062,012
Facebook, Inc., Class A *	1,095,900	55,058,016
Google, Inc., Class A *	90,500	79,269,855
MasterCard, Inc., Class A	55,700	37,473,846
Salesforce.com, Inc. *	929,400	48,245,154
ServiceNow, Inc. *	368,100	19,122,795
Teradata Corp. *	612,000	33,929,280
Visa, Inc., Class A	229,900	43,933,890
VMware, Inc., Class A *	439,600	35,563,640

		409,658,488

See financial notes 9

 Laudus U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 9.3%
Apple, Inc.	203,700	97,113,975
NetApp, Inc.	414,100	17,648,942
QUALCOMM, Inc.	726,200	48,916,832

		163,679,749

Telecommunication Services 2.0%
Crown Castle International Corp. *	479,800	35,039,794

Transportation 1.6%
Union Pacific Corp.	183,300	28,473,822

Total Common Stock
(Cost $1,296,524,935)		1,723,068,967

Other Investment Companies 2.6% of net assets

Equity Fund 0.9%
iShares Russell 1000 Growth ETF	200,000	15,640,000

Money Market Fund 1.7%
State Street Institutional U.S. Government Money Market Fund 0.00% (a)	30,973,321	30,973,321

Total Other Investment Companies
(Cost $46,479,161)		46,613,321

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $1,343,004,096 and the unrealized appreciation and depreciation were $449,882,558 and ($23,204,366), respectively, with a net unrealized appreciation of $426,678,192.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange traded fund

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,723,068,967	$—	$—	$1,723,068,967
Other Investment Companies[1]	46,613,321	—	—	46,613,321

Total	$1,769,682,288	$—	$—	$1,769,682,288

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

10 See financial notes

 Laudus U.S. Large Cap Growth Fund

Statement of
Assets and Liabilities
As of September 30, 2013; unaudited

Assets

Investments, at value (cost $1,343,004,096)		$1,769,682,288
Receivables:
Fund shares sold		3,065,362
Dividends		552,637
Foreign tax reclaims		781
Prepaid expenses	+	23,477

Total assets		1,773,324,545

Liabilities

Payables:
Fund shares redeemed		3,665,873
Investment adviser fees		111,006
Independent trustees’ retirement plan		3,255
Accrued expenses	+	309,012

Total liabilities		4,089,146

Net Assets

Total assets		1,773,324,545
Total liabilities	−	4,089,146

Net assets		$1,769,235,399

Net Assets by Source
Capital received from investors		1,259,939,582
Net investment loss		(1,168,547)
Net realized capital gains		83,786,172
Net unrealized capital gains		426,678,192

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,769,235,399		100,111,968		$17.67

See financial notes 11

 Laudus U.S. Large Cap Growth Fund

Statement of
Operations
For the period April 1, 2013 through September 30, 2013; unaudited

Investment Income

Dividends		$5,686,340
Interest	+	446

Total investment income		5,686,786

Expenses

Investment adviser fees		5,480,824
Sub-Accounting and sub-transfer agent fees		466,593
Recouped by manager		342,515
Proxy fees		181,907
Transfer agent fees		136,738
Registration fees		55,835
Shareholder reports		48,026
Accounting and administration fees		43,496
Professional fees		38,020
Custodian fees		22,465
Independent trustees’ fees		18,145
Interest expense		21
Other expenses	+	17,066

Total expenses	−	6,851,651

Net investment loss		(1,164,865)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		72,155,378
Net unrealized gains on investments	+	144,933,940

Net realized and unrealized gains		217,089,318

Increase in net assets resulting from operations		$215,924,453

12 See financial notes

 Laudus U.S. Large Cap Growth Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

4/1/13-9/30/13			4/1/12-3/31/13
Net investment income (loss)		($1,164,865)	$1,671,154
Net realized gains		72,155,378	35,217,889
Net unrealized gains	+	144,933,940	88,550,295

Increase in net assets from operations		215,924,453	125,439,338

Distributions to Shareholders

Distributions from net investment income		—	(1,621,135)
Distributions from net realized gains	+	—	(25,978,184)

Total distributions		$—	($27,599,319)

Transactions in Fund Shares

		4/1/13-9/30/13		4/1/12-3/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,946,439	$227,869,279	60,299,234	$872,988,167
Shares reinvested		—	—	1,351,094	19,266,607
Shares redeemed	+	(22,662,123)	(369,848,899)	(22,254,617)	(324,305,856)

Net transactions in fund shares		(8,715,684)	($141,979,620)	39,395,711	$567,948,918

Shares Outstanding and Net Assets

		4/1/13-9/30/13		4/1/12-3/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		108,827,652	$1,695,290,566	69,431,941	$1,029,501,629
Total increase or decrease	+	(8,715,684)	73,944,833	39,395,711	665,788,937

End of period		100,111,968	$1,769,235,399	108,827,652	$1,695,290,566

Net investment loss/Distributions in excess of net investment income			($1,168,547)		($3,682)

See financial notes 13

 Laudus U.S. Large Cap Growth Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Laudus U.S. Large Cap Growth Fund (formerly Laudus Growth Investors U.S. Large Cap Growth Fund) is a series of Laudus Trust, (the “trust”) a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Laudus U.S. Large Cap Growth Fund
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Fixed Income Fund
Laudus Mondrian Global Fixed Income Fund

On September 24, 2013, the Board of Trustees (the “Board”) voted to terminate UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) as investment sub-adviser to the fund. After due considerations, the Board voted to hire BlackRock Investment Management, LLC (“BlackRock”) as investment sub-adviser to the fund effective October 4, 2013. In addition, the Board approved changing the name of the fund to Laudus U.S. Large Cap Growth Fund and amending the expense limitation agreement.

The Laudus U.S. Large Cap Growth Fund offers one share class.

Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable

14

 Laudus U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of September 30, 2013 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

 15

 Laudus U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as described in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that the investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The fund will principally invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments — mid-or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

16

 Laudus U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between CSIM and the trust. UBS Global AM, the fund’s sub-adviser during the period, provided day-to-day portfolio management services to the fund, subject to the supervision of CSIM. Effective October 4, 2013, BlackRock replaced UBS Global AM as the fund’s sub-adviser (see financial note 1 for more information).

For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.70%
$500 million to $1 billion	0.65%
$1 billion to $1.5 billion	0.60%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.55%

CSIM (not the fund) pays a portion of the management fees it receives to the sub-adviser in return for its services. Prior to October 4, 2013, the sub-adviser was UBS Global AM.

CSIM has contractually agreed, until at least July 30, 2015, to waive a portion of its management fee and bear certain expenses of the fund. Prior to October 4, 2013, CSIM agreed to reimburse the fund to limit the annual expenses to 0.78%. Effective October 4, 2013, CSIM further agreed to reimburse the fund to limit the annual expenses to 0.77% of the fund’s average daily net assets value, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the fund’s business.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the fund’s net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. For the period ended September 30, 2013, the fund recaptured $342,515. As of September 30, 2013, the balance of recoupable expenses and the respective years of expiration are as follows:

Expiration Date

March 31, 2014	$307,713
March 31, 2015	428,059

Total	$735,772

The fund may, from time to time, execute portfolio trades with affiliated brokers/dealers. For the period ended September 30, 2013, the fund paid no brokerage fees on the execution of portfolio trades with affiliated brokers/dealers.

5. Shareholders Services:

The trustees have authorized the fund to reimburse, out of the assets of the fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis.

 17

 Laudus U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the fund.

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continue to be adjusted by performance of the fund. As a result, the amount of the retirement benefits payable to certain independent trustees may increase or decrease based on the performance of the fund.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

There were no borrowings from the line of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended September 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$403,418,222	$546,006,814

9. Redemption Fee:

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

Current Period	Prior Period
(4/1/13-9/30/13)	(4/1/12-3/31/13)

$15,925	$73,918

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2013, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2013, the fund had no capital losses deferred and no capital losses utilized.

As of March 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2013, the fund did not incur any interest or penalties.

18

 Laudus U.S. Large Cap Growth Fund

Financial Notes, unaudited (continued)

11. Subsequent Events:

Other than the sub-adviser, name change and expense cap change described in this report, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 19

Approval of Investment Advisory and Sub-Advisory Agreements

Approval of Renewal of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreement between Laudus Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the sub-advisory agreement between CSIM and UBS Global Asset Management (Americas) Inc. (“UBS”) (such investment advisory and sub-advisory agreements, collectively, the “Agreements”), in each case, with respect to Laudus U.S. Large Cap Growth Fund (formerly, Laudus Growth Investors U.S. Large Cap Growth Fund) (the “Fund”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and UBS, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and UBS, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to UBS seeking certain relevant information. The responses by CSIM and UBS are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreements for an additional one-year term at the meeting held on June 4, 2013. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of CSIM and its affiliates, and UBS, dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of UBS; and

5.	the extent to which economies of scale would be realized as the Fund grows, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by UBS to the Fund and the resources it dedicates to the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and UBS to the Fund and the resources of CSIM and its affiliates and the resources of UBS dedicated to the Fund supported renewal of the Agreements.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and an appropriate index/benchmark, in light of total return and

20

market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer category and comparison having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and fees charged by UBS to other mutual funds and to other types of accounts, such as separate accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to UBS, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and UBS from their relationships with the Fund, such as whether, by virtue of their management of the Fund, CSIM or UBS obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and UBS, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and UBS, and their respective affiliates. With respect to the profitability of UBS, the Board also considered that UBS is compensated by CSIM, and not by the Fund directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and UBS is reasonable and supported renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered the existing contractual investment advisory fee schedule for the Fund that includes lower fees at higher graduated asset levels, and UBS’s agreement to a contractual sub-advisory fee schedule that includes lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Approval of New Sub-Advisory Agreement

At a meeting of the Board held on September 24, 2013, CSIM recommended, and the Trustees, including each of the Independent Trustees, approved (1) the termination of UBS; and (2) a new investment sub-advisory agreement between CSIM and BlackRock Investment Management, LLC (“BlackRock”), pursuant to which BlackRock was appointed as sub-advisor to the Fund.

The Board was provided with detailed materials related to BlackRock in advance of and at the meeting. The materials included, but were not limited to, information about BlackRock’s (a) quality of investment management and other services; (b) investment management personnel; (c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) compliance systems; (f) policies on, and compliance procedures for, personal securities transactions; (g) reputation, expertise and resources; (h) performance compared with similar advisers; and (i) performance with respect to similar accounts managed by BlackRock. In addition, the Board was provided with information about the level of the sub-advisory fees to be paid to BlackRock, and

 21

comparable fees paid to BlackRock for managing similar accounts. The Independent Trustees received advice from independent counsel to the Independent Trustees. The proposed appointment of BlackRock was first reviewed and discussed in the Investment Oversight Committee of the Board (the “Committee”) on September 23, 2013. Following such discussion, the Committee recommended the new sub-advisory agreement with BlackRock to the Board for approval.

In its consideration of the approval of the new sub-advisory agreement with BlackRock, the Board considered a variety of specific factors, including:

1.	the nature, extent and quality of the services to be provided to the Fund under the new sub-advisory agreement with BlackRock, including the resources of BlackRock to be dedicated to the Fund;

2.	BlackRock’s investment performance in providing sub-advisory services with respect to similar accounts;

3.	the Fund’s expenses and how those expenses would be impacted by the hiring of BlackRock;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale may be realized as the Fund grows and whether fee levels in the new sub-advisory agreement with BlackRock reflect the economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the sub-advisory services to be provided by BlackRock to the Fund and the resources BlackRock will dedicate to the Fund. In this regard, the Trustees considered the information provided by BlackRock with respect to its history, reputation, expertise, qualifications of its personnel, and experience in managing the type of strategies for it was being engaged. The Board also considered reports regarding the search process undertaken by CSIM that led to the identification of BlackRock as a well-qualified sub-adviser to the Fund with an investment style consistent with the Fund’s investment objective and strategies, and CSIM’s desired risk/return profile. The Trustees also considered the Trust’s Chief Compliance Officer’s evaluation of BlackRock’s compliance program and the recommended compliance monitoring program. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by BlackRock to the Fund and the resources of BlackRock to be dedicated to the Fund supported approval of the new sub-advisory agreement with BlackRock.

Investment Performance. The Board considered BlackRock’s investment performance in determining whether to approve the new sub-advisory agreement. Specifically, the Trustees considered BlackRock’s overall relative performance in providing investment advisory services to similar accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the investment performance of BlackRock supported approval of the new sub-advisory agreement with BlackRock.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation to be paid under the new sub-advisory agreement with BlackRock, and the Fund’s net operating expense ratio. When considering the fees to be paid to BlackRock, the Trustees took into account the fact that BlackRock will be compensated by CSIM, and not by the Fund directly, and that the fees paid to BlackRock would not impact the fees paid by the Fund to CSIM. The Trustees also considered that CSIM agreed to lower the operating expense ratio cap for the Fund by one basis point to account for the lower sub-advisory fee to be paid to BlackRock as compared to UBS. The Trustees also considered fees charged by BlackRock to comparable accounts, such as separately managed accounts. Finally, the Board considered CSIM’s statements that the fees to be paid to BlackRock are reasonable in light of the anticipated quality of services to be provided by BlackRock. Following such evaluation, the Board concluded, within the context of its full deliberations, that the fees to be paid to BlackRock are reasonable and supported approval of the new sub-advisory agreement with BlackRock.

Profitability. With respect to the profitability of CSIM, the Trustees considered the projected profitability of CSIM before and after the appointment of BlackRock as a new sub-adviser. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM supported approval of the new sub-advisory agreement with BlackRock. With respect to BlackRock, no historical information regarding the profitability of its relationship to the Fund was available. The Trustees took into account, however, the fact that BlackRock will be compensated by CSIM, and not by the Fund directly, and that the compensation paid to BlackRock reflects an arms-length negotiation between CSIM and BlackRock, which are unaffiliated with each other. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and BlackRock are reasonable and supported approval of the new sub-advisory agreement with BlackRock.

Economies of Scale. The Board considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In connection with its evaluation, the Board took into account the fact that the

22

existing contractual investment advisory fee schedules and the proposed sub-advisory fee schedules relating to the Fund include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all Independent Trustees, approved the new sub-advisory agreement with BlackRock for an initial two-year term and concluded that the compensation under the new sub-advisory agreement with BlackRock is fair and reasonable in light of such services, and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

 23

Trustees and Officers

The tables below give information about the trustees and officers of Laudus Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Laudus Trust since 2004.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Laudus Trust since 2010.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Laudus Trust since 2004.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Laudus Trust since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Laudus Trust since 2011.)	Retired. Formerly, Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Laudus Trust since 2010.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

24

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Laudus Trust since 2010.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Laudus Trust since 2010)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Laudus Trust since 2010.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Laudus Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

 25

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Laudus Trust since 2006.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Laudus Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

Catherine MacGregor 1964 Vice President, Chief Legal Officer and Clerk (Officer of Laudus Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

David Lekich 1964 Vice President and Assistant Clerk (Officer of Laudus Trust since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 –
Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Laudus Funds who also serves as an independent trustee of Schwab Funds to retire from the Boards of Laudus Funds upon their required retirement date from either the Boards of Trustees of Laudus Funds or Schwab Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Glossary

Dividend yield is an expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Russell 1000 Growth Index is an index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index is an index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index is a market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund’s most recent Form N-Q is also available at www.laudus.com.

 27

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.877.824.5615 Investment Professionals
1.800.447.3332 Individual Investors
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR51736-04
00106750

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Laudus Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 14, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 14, 2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	November 13, 2013